JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of November 30, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 25.2%
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	562	527
Ally Auto Receivables Trust Series 2024-1, Class A3, 5.08%, 12/15/2028	5,833	5,870
American Credit Acceptance Receivables Trust
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	1,843	1,844
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	875	877
Series 2025-1, Class B, 4.90%, 3/12/2029 (a)	10,625	10,661
Series 2023-1, Class C, 5.59%, 4/12/2029 (a)	544	544
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	3,625	3,659
Series 2023-2, Class D, 6.47%, 8/13/2029 (a)	5,000	5,055
Series 2025-3, Class B, 4.75%, 9/12/2029 (a)	5,000	5,030
Series 2024-2, Class C, 6.24%, 4/12/2030 (a)	11,879	11,985
Series 2024-4, Class C, 4.91%, 8/12/2031 (a)	7,700	7,732
Series 2025-1, Class C, 5.09%, 8/12/2031 (a)	11,470	11,548
Series 2024-4, Class D, 5.34%, 8/12/2031 (a)	2,561	2,576
Series 2025-3, Class C, 4.95%, 7/12/2032 (a)	5,416	5,443
AMSR Trust
Series 2021-SFR1, Class B, 2.15%, 6/17/2038 (a)	8,230	7,748
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 (a)	15,096	14,771
Series 2021-SFR2, Class C, 1.88%, 8/17/2038 (a)	2,000	1,955
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	11,422	11,135
Series 2021-SFR3, Class B, 1.73%, 10/17/2038 (a)	7,207	7,011
Series 2021-SFR4, Class B, 2.42%, 12/17/2038 (a)	7,500	7,350
Series 2022-SFR1, Class C, 3.74%, 3/17/2039 (a)	5,500	5,410
Series 2022-SFR3, Class C, 4.00%, 10/17/2039 (a)	2,000	1,967
Series 2025-SFR2, Class A, 4.28%, 11/17/2042 (a)	9,995	9,907
Amur Equipment Finance Receivables LLC
Series 2022-2A, Class B, 5.65%, 10/20/2028 (a)	1,600	1,610
Series 2023-1A, Class A2, 6.09%, 12/20/2029 (a)	1,695	1,710
Series 2024-1A, Class A2, 5.38%, 1/21/2031 (a)	3,210	3,246
Ansley Park Capital LLC Series 2025-A, Class A2, 4.43%, 4/20/2035 (a)	25,430	25,473
Aqua Finance Issuer Trust Series 2025-A, Class A, 5.25%, 12/19/2050 (a)	18,934	19,310
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	806	788
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	787	724
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	344	326
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 5.42%, 11/15/2036 (a) (b)	1,499	1,499
ARI Fleet Lease Trust
Series 2025-A, Class A2, 4.38%, 1/17/2034 (a)	6,290	6,307
Series 2025-A, Class A3, 4.46%, 1/17/2034 (a)	6,000	6,058
Auxilior Term Funding LLC Series 2023-1A, Class A2, 6.18%, 12/15/2028 (a)	2,977	2,993
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 2/20/2027 (a)	11,432	11,393
Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	11,899	11,589
Series 2023-3A, Class A, 5.44%, 2/22/2028 (a)	14,000	14,175
Series 2022-1A, Class B, 4.30%, 8/21/2028 (a)	3,000	2,993
Series 2023-6A, Class C, 7.03%, 12/20/2029 (a)	6,250	6,580
Series 2024-1A, Class B, 5.85%, 6/20/2030 (a)	5,750	5,971
Series 2024-1A, Class C, 6.48%, 6/20/2030 (a)	2,000	2,087

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Bain Capital Credit CLO (Cayman Islands) Series 2018-2A, Class BR, 5.43%, 7/19/2031 (a) (b)	250	250
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2021-7A, Class A1R, 4.84%, 1/22/2035 (a) (b)	24,088	23,990
Bayview Opportunity Master Fund LLC Series 2024-CAR1, Class A, 5.17%, 12/26/2031 (a) (b)	3,830	3,841
Bayview Opportunity Master Fund Trust Series 2024-SN1, Class C, 5.83%, 12/15/2028 (a)	1,029	1,040
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 6.13%, 6/25/2043 (b)	88	86
BlueMountain CLO Ltd. (Cayman Islands) Series 2021-32A, Class AR, 5.00%, 10/15/2034 (a) (b)	27,118	27,072
BOF Funding Trust
Series 2023-CAR3, Class C, 4.50%, 7/26/2032 (a)	862	859
Series 2023-CAR3, Class A2, 6.29%, 7/26/2032 (a)	4,198	4,265
BofA Auto Trust
Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	6,271	6,317
Series 2024-1A, Class A4, 5.31%, 6/17/2030 (a)	4,260	4,342
Bridge Trust Series 2025-SFR1, Class A, 4.05%, 9/17/2042 (a)	10,500	10,162
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class B, 5.43%, 8/15/2028	5,155	5,164
Series 2024-1, Class C, 5.65%, 4/16/2029	6,750	6,797
Series 2024-3, Class C, 5.70%, 7/16/2029	10,434	10,540
Series 2023-1, Class B, 6.80%, 8/15/2029	1,097	1,102
Series 2023-1, Class C, 7.10%, 8/15/2029	6,950	7,065
Series 2024-2, Class B, 5.94%, 2/15/2030	1,075	1,083
Series 2024-2, Class C, 6.07%, 2/15/2030	10,360	10,521
Series 2024-4, Class B, 4.77%, 8/15/2030	4,000	4,010
Series 2024-4, Class C, 4.83%, 8/15/2030	6,440	6,459
Series 2025-1, Class D, 5.64%, 11/15/2030	6,750	6,835
Series 2025-2, Class D, 5.62%, 3/17/2031	2,000	2,021
Series 2025-4, Class B, 4.30%, 8/15/2031	2,855	2,852
Series 2025-4, Class C, 4.80%, 8/15/2031	2,485	2,492
BRSP Ltd. Series 2021-FL1, Class A, 5.22%, 8/19/2038 (a) (b)	2,190	2,185
Business Jet Securities LLC
Series 2024-1A, Class A, 6.20%, 5/15/2039 ‡ (a)	12,353	12,622
Series 2024-2A, Class A, 5.36%, 9/15/2039 ‡ (a)	18,357	18,534
Buttermilk Park CLO Ltd. (Cayman Islands) Series 2018-1A, Class A1R, 4.98%, 10/15/2031 (a) (b)	4,545	4,543
BXMT Ltd. Series 2021-FL4, Class A, 5.13%, 5/15/2038 (a) (b)	3,586	3,579
Carlyle US CLO Ltd. (Cayman Islands) Series 2021-9A, Class AR, 4.99%, 10/20/2034 (a) (b)	18,500	18,490
Carmax Auto Owner Trust
Series 2025-1, Class A3, 4.84%, 1/15/2030	11,000	11,142
Series 2025-2, Class A3, 4.48%, 3/15/2030	6,890	6,956
CarMax Auto Owner Trust Series 2024-2, Class A3, 5.50%, 1/16/2029	5,125	5,187
CarVal CLO Ltd. (Cayman Islands)
Series 2018-1A, Class AR, 5.12%, 7/16/2031 (a) (b)	11,411	11,419
Series 2019-1A, Class AR2, 4.90%, 4/20/2032 (a) (b)	25,631	25,620
Series 2019-2A, Class AR2, 4.87%, 7/20/2032 (a) (b)	9,286	9,281
CarVal CLO VC Ltd. (Cayman Islands) Series 2021-2A, Class A, 5.37%, 10/15/2034 (a) (b)	1,105	1,106
Carvana Auto Receivables Trust
Series 2024-P4, Class A2, 4.62%, 2/10/2028	1,267	1,268
Series 2024-N1, Class A3, 5.60%, 3/10/2028 (a)	3,696	3,704
Series 2022-P2, Class B, 5.08%, 4/10/2028	4,175	4,209
Series 2023-P3, Class A3, 5.82%, 8/10/2028 (a)	1,854	1,866

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-N4, Class B, 1.24%, 9/11/2028	566	550
Series 2021-N4, Class C, 1.72%, 9/11/2028	616	600
Series 2023-P1, Class A4, 5.94%, 1/10/2029 (a)	3,500	3,552
Series 2025-P4, Class A2, 4.19%, 3/12/2029	31,265	31,284
Series 2024-P1, Class A3, 5.05%, 4/10/2029 (a)	9,006	9,058
Series 2024-P2, Class A3, 5.33%, 7/10/2029	7,332	7,385
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	1,750	1,791
Series 2024-P3, Class A3, 4.26%, 10/10/2029	12,545	12,560
Series 2024-P4, Class A3, 4.64%, 1/10/2030	6,250	6,282
Series 2023-P5, Class C, 6.55%, 2/11/2030 (a)	224	236
Series 2024-P1, Class A4, 5.08%, 3/11/2030 (a)	3,250	3,313
Series 2024-P1, Class B, 5.37%, 5/10/2030 (a)	5,700	5,857
Series 2024-N1, Class B, 5.63%, 5/10/2030 (a)	14,857	14,995
Series 2024-P2, Class B, 5.38%, 8/12/2030	8,186	8,411
Series 2024-P3, Class A4, 4.31%, 9/10/2030	1,000	1,007
Series 2024-N3, Class B, 4.67%, 12/10/2030 (a)	13,500	13,548
Series 2024-P4, Class A4, 4.74%, 12/10/2030	5,000	5,085
CFMT LLC
Series 2024-HB13, Class A, 3.00%, 5/25/2034 ‡ (a) (b)	2,598	2,565
Series 2022-HB9, Class A, 3.25%, 9/25/2037 ‡ (a) (b)	2,970	2,928
Cherry Securitization Trust Series 2024-1A, Class A, 5.70%, 4/15/2032 (a)	12,115	12,196
CIFC Funding Ltd. (Cayman Islands)
Series 2016-1A, Class AR3, 4.87%, 10/21/2031 (a) (b)	23,079	23,069
Series 2022-2A, Class A1R, 4.85%, 4/19/2035 (a) (b)	23,000	22,894
Clarus Capital Funding LLC Series 2024-1A, Class A2, 4.71%, 8/20/2032 (a)	5,407	5,424
Columbia Cent CLO Ltd. (Cayman Islands) Series 2021-31A, Class A1R, 4.98%, 4/20/2034 (a) (b)	29,000	28,957
Consumer Portfolio Services Auto Trust
Series 2025-B, Class B, 4.79%, 11/15/2029 (a)	7,600	7,631
Series 2025-B, Class C, 5.12%, 7/15/2031 (a)	3,500	3,528
CoreVest American Finance Trust Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	188	186
CPS Auto Receivables Trust
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	2,196	2,184
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	2,250	2,286
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	490	490
Series 2022-C, Class D, 6.45%, 4/15/2030 (a)	5,040	5,093
Credit Acceptance Auto Loan Trust
Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	390	390
Series 2023-2A, Class A, 5.92%, 5/16/2033 (a)	3,194	3,201
Series 2023-1A, Class B, 7.02%, 5/16/2033 (a)	6,000	6,049
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	6,000	6,054
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	7,000	7,143
Series 2023-3A, Class A, 6.39%, 8/15/2033 (a)	1,262	1,269
Series 2023-3A, Class B, 7.09%, 10/17/2033 (a)	1,350	1,375
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	5,952	6,140
Series 2023-5A, Class B, 6.71%, 2/15/2034 (a)	4,000	4,083
Series 2024-1A, Class A, 5.68%, 3/15/2034 (a)	14,025	14,144
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	8,892	9,182
Series 2024-2A, Class A, 5.95%, 6/15/2034 (a)	7,714	7,852

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-1A, Class C, 6.71%, 7/17/2034 (a)	15,450	15,796
Series 2024-2A, Class B, 6.11%, 8/15/2034 (a)	8,000	8,176
Series 2024-3A, Class A, 4.68%, 9/15/2034 (a)	9,381	9,429
Series 2024-2A, Class C, 6.70%, 10/16/2034 (a)	5,000	5,164
Series 2024-3A, Class B, 4.85%, 11/15/2034 (a)	9,343	9,370
Series 2024-3A, Class C, 5.39%, 1/16/2035 (a)	4,000	4,049
Series 2025-1A, Class A, 5.02%, 3/15/2035 (a)	16,800	16,994
Series 2025-1A, Class C, 5.71%, 7/16/2035 (a)	6,615	6,767
Series 2025-2A, Class A, 4.50%, 11/15/2035 (a)	24,100	24,165
Crossroads Asset Trust
Series 2024-A, Class A2, 5.90%, 8/20/2030 (a)	3,946	3,986
Series 2024-A, Class B, 5.94%, 8/20/2030 (a)	3,945	4,024
Series 2025-A, Class A2, 4.91%, 2/20/2032 (a)	3,000	3,018
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 4.97%, 10/25/2034 (b)	46	46
Dell Equipment Finance Trust Series 2025-1, Class A3, 4.61%, 2/24/2031 (a)	3,250	3,279
Dext ABS LLC Series 2025-1, Class A3, 4.77%, 8/15/2035 (a)	13,625	13,773
DLLAA LLC Series 2025-1A, Class A3, 4.95%, 9/20/2029 (a)	7,800	7,956
Drive Auto Receivables Trust
Series 2024-1, Class B, 5.31%, 1/16/2029	3,750	3,766
Series 2024-2, Class B, 4.52%, 7/16/2029	20,728	20,781
Series 2024-1, Class C, 5.43%, 11/17/2031	7,142	7,234
Series 2024-2, Class C, 4.67%, 5/17/2032	10,137	10,189
Series 2025-2, Class C, 4.39%, 9/15/2032	5,830	5,826
Series 2025-1, Class C, 4.99%, 9/15/2032	7,000	7,079
Series 2025-1, Class D, 5.41%, 9/15/2032	3,800	3,852
Dryden CLO Ltd. (Cayman Islands)
Series 2019-72A, Class ARR, 4.95%, 5/15/2032 (a) (b)	8,575	8,572
Series 2020-86A, Class A1R2, 5.01%, 7/17/2034 (a) (b)	10,000	10,008
Series 2020-86A, Class BR2, 5.48%, 7/17/2034 (a) (b)	4,070	4,071
Series 2019-68A, Class ARR, 5.00%, 7/15/2035 (a) (b)	2,000	1,999
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 5.10%, 7/18/2030 (a) (b)	112	112
DT Auto Owner Trust
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	3,410	3,389
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,993	2,022
Series 2023-3A, Class C, 6.40%, 5/15/2029 (a)	6,746	6,800
Elara Hgv Timeshare Issuer LLC Series 2025-A, Class A, 4.54%, 1/25/2040 (a)	7,682	7,697
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	290	277
Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	397	380
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 4/17/2028	479	479
Series 2023-3A, Class C, 6.21%, 6/15/2028	4,283	4,305
Series 2023-5A, Class C, 6.85%, 1/16/2029	9,000	9,127
Series 2022-6A, Class D, 8.03%, 4/6/2029	6,964	7,192
Series 2024-2A, Class C, 5.74%, 5/15/2029	15,216	15,344
Series 2025-1A, Class B, 4.91%, 8/15/2029	3,164	3,190
Series 2023-5A, Class D, 7.13%, 2/15/2030	3,300	3,411
Series 2025-4A, Class C, 4.57%, 6/16/2031	3,425	3,435

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-3A, Class C, 5.09%, 10/15/2031	6,250	6,332
Series 2025-3A, Class D, 5.57%, 10/15/2031	5,000	5,104
Series 2025-4A, Class D, 5.23%, 1/15/2032	6,460	6,496
Series 2025-5A, Class C, 4.68%, 3/15/2032	5,730	5,761
Series 2025-5A, Class D, 5.16%, 3/15/2032	975	981
Exeter Select Automobile Receivables Trust Series 2025-3, Class B, 4.42%, 3/15/2032	1,365	1,367
FHF Issuer Trust Series 2024-3A, Class A2, 4.94%, 11/15/2030 (a)	19,463	19,401
FHF Trust Series 2023-1A, Class A2, 6.57%, 6/15/2028 (a)	2,078	2,089
First Investors Auto Owner Trust Series 2023-1A, Class B, 6.55%, 12/17/2029 (a)	5,685	5,793
FirstKey Homes Trust
Series 2021-SFR1, Class B, 1.79%, 8/17/2038 (a)	5,165	5,062
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 (a)	4,000	3,917
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (a)	13,000	12,740
Series 2022-SFR1, Class B, 4.49%, 5/19/2039 (a)	5,000	4,982
Series 2022-SFR1, Class C, 4.64%, 5/19/2039 (a)	7,000	6,975
Series 2022-SFR2, Class B, 4.50%, 7/17/2039 (a)	9,500	9,468
Flagship Credit Auto Trust Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	3,423	3,406
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	5,191	4,943
Series 2025-1A, Class A, 4.95%, 4/15/2050 (a)	10,224	10,360
Series 2025-2A, Class A, 4.67%, 4/15/2052 (a)	2,599	2,615
Series 2025-3A, Class A, 4.56%, 8/15/2052 (a)	12,255	12,286
FRTKL
Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (a)	4,050	3,957
Series 2021-SFR1, Class B, 1.72%, 9/17/2038 (a)	4,960	4,840
Series 2021-SFR1, Class C, 1.92%, 9/17/2038 (a)	5,000	4,879
Galaxy CLO Ltd. (Cayman Islands) Series 2022-30A, Class XR, 5.00%, 1/15/2038 (a) (b)	1,562	1,562
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class B, 4.97%, 10/15/2029 (a)	5,000	5,046
Series 2024-1A, Class C, 5.64%, 12/17/2029 (a)	4,925	4,983
Series 2025-4A, Class B, 4.53%, 4/15/2030 (a)	9,855	9,894
Series 2025-2A, Class C, 5.11%, 1/15/2031 (a)	11,500	11,632
Series 2025-2A, Class D, 5.59%, 1/15/2031 (a)	6,250	6,340
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2, 6.37%, 6/15/2028 (a)	1,083	1,088
Series 2023-1A, Class A3, 5.96%, 10/16/2028 (a)	3,097	3,121
Series 2023-1A, Class B, 6.09%, 3/15/2029 (a)	3,400	3,469
Series 2024-3A, Class A2, 5.59%, 10/15/2029 (a)	3,502	3,538
Series 2024-4A, Class A2, 4.43%, 12/17/2029 (a)	5,618	5,632
Series 2024-1A, Class A2, 5.24%, 3/15/2030 (a)	4,058	4,084
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	2,000	2,030
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	973	995
GoldenTree Loan Management US CLO Ltd. (Cayman Islands) Series 2020-8A, Class ARR, 5.03%, 10/20/2034 (a) (b)	1,900	1,899
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	2,553	2,500
GoodLeap Home Improvement Solutions Trust Series 2025-3A, Class A, 5.00%, 10/20/2049 (a)	19,090	19,130
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3, 6.46%, 9/20/2032 (a)	4,540	4,574
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A2, 4.52%, 10/15/2027 (a)	3,600	3,611

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1, Class A3, 4.49%, 4/16/2029 (a)	6,616	6,686
Series 2025-1, Class A4, 4.58%, 1/15/2032 (a)	5,138	5,228
GreenSky Home Improvement Issuer Trust
Series 2024-2, Class A4, 5.15%, 10/27/2059 (a)	462	470
Series 2025-1A, Class A2, 5.12%, 3/25/2060 (a)	3,031	3,044
Series 2025-3A, Class A2, 4.59%, 12/27/2060 (a)	14,805	14,863
GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059 (a)	2,023	2,033
GS Mortgage-Backed Securities Trust Series 2025-SL1, Class A1, 5.85%, 11/25/2067 (a) (b)	20,281	20,450
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3, 5.37%, 3/15/2029	14,001	14,132
Series 2024-B, Class A3, 4.31%, 7/16/2029	8,867	8,896
Hertz Vehicle Financing LLC
Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	10,600	10,759
Series 2023-2A, Class A, 5.57%, 9/25/2029 (a)	7,000	7,220
Series 2025-3A, Class A, 5.06%, 12/26/2029 (a)	12,750	12,944
Series 2025-3A, Class B, 5.59%, 12/26/2029 (a)	3,000	3,033
Hertz Vehicle Financing LP Series 2021-2A, Class B, 2.12%, 12/27/2027 (a)	3,650	3,568
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 1/25/2038 (a)	1,294	1,325
Series 2024-2A, Class A, 5.50%, 3/25/2038 (a)	1,044	1,068
Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	116	114
Series 2024-3A, Class A, 4.98%, 8/27/2040 (a)	7,631	7,730
Series 2025-1A, Class A, 4.88%, 5/27/2042 (a)	2,763	2,808
Series 2025-2A, Class A, 4.54%, 5/25/2044 (a)	9,689	9,744
Home Partners of America Trust
Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,118	1,092
Series 2021-2, Class B, 2.30%, 12/17/2026 (a)	18,230	17,811
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	16,215	16,063
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B2, 5.50%, 5/20/2032 (a) (b)	8,745	8,768
Series 2024-2, Class B1, 5.44%, 10/20/2032 (a)	3,367	3,402
Series 2025-2, Class B1, 4.84%, 9/20/2033 (a)	12,408	12,486
Hyundai Auto Lease Securitization Trust
Series 2025-A, Class A3, 4.83%, 1/18/2028 (a)	4,817	4,864
Series 2024-A, Class A4, 5.07%, 2/15/2028 (a)	5,000	5,023
Series 2025-B, Class A3, 4.53%, 4/17/2028 (a)	12,000	12,099
Identity Digital Capital LLC, 6.79%, 3/20/2065 ‡	15,000	15,220
Jamestown CLO Ltd. (Cayman Islands)
Series 2021-17A, Class AR, 5.06%, 1/25/2035 (a) (b)	21,500	21,494
Series 2021-17A, Class B1R, 5.55%, 1/25/2035 (a) (b)	3,000	2,994
John Deere Owner Trust Series 2024-C, Class A4, 4.15%, 8/15/2031	6,830	6,854
KKR CLO Ltd. (Cayman Islands) Series 28A, Class AR2, 4.99%, 2/9/2035 (a) (b)	20,000	19,989
KKR Static CLO Ltd. (Cayman Islands) Series 2022-1A, Class AR2, 4.86%, 7/20/2031 (a) (b)	10,324	10,320
LCM Ltd. (Cayman Islands)
Series 36A, Class A1R, 4.97%, 1/15/2034 (a) (b)	24,873	24,854
Series 34A, Class A1R, 5.06%, 10/20/2034 (a) (b)	15,000	14,996
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 5/17/2027 (a)	2,548	2,547

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-2A, Class A2, 7.09%, 10/16/2028 (a)	1,146	1,161
Lending Funding Trust Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	14,343	14,071
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	24,260	23,562
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	11,888	11,476
Series 2024-2A, Class A, 4.47%, 2/21/2034 (a)	8,625	8,635
Series 2025-2A, Class A, 4.78%, 10/20/2034 (a)	12,101	12,211
Series 2025-3A, Class A, 4.51%, 5/20/2035 (a)	13,985	13,993
Series 2025-3A, Class C, 5.04%, 5/20/2035 (a)	2,000	1,996
M&T Equipment Notes Series 2023-1A, Class A3, 5.74%, 7/15/2030 (a)	6,591	6,632
Madison Park Funding Ltd. (Cayman Islands) Series 13A, Class AR2, 4.78%, 11/21/2030 (a) (b)	14,138	14,134
Marble Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class A1R2, 4.90%, 7/23/2032 (a) (b)	9,024	9,017
Mariner Finance Issuance Trust
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	15,636
Series 2024-AA, Class A, 5.13%, 9/22/2036 (a)	13,441	13,626
Series 2021-BA, Class A, 2.10%, 11/20/2036 (a)	3,400	3,304
Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	1,500	1,524
Series 2025-AA, Class C, 5.69%, 5/20/2038 (a)	2,720	2,766
Merchants Fleet Funding LLC
Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	4,909	4,933
Series 2024-1A, Class A, 5.82%, 4/20/2037 (a)	17,312	17,426
Mercury Financial Credit Card Master Trust Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	12,886	12,961
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 6.32%, 3/25/2033 (b)	13	12
MVW LLC
Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	549	539
Series 2024-2A, Class A, 4.43%, 3/20/2042 (a)	6,368	6,390
Series 2025-2A, Class A, 4.48%, 10/20/2044 (a)	17,809	17,879
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2021-41A, Class AR, 4.95%, 4/15/2034 (a) (b)	15,000	14,993
Series 2021-42A, Class AR, 4.84%, 7/16/2036 (a) (b)	17,250	17,238
Series 2021-45A, Class AR, 4.97%, 10/14/2036 (a) (b)	3,025	3,023
Series 2020-38A, Class AR2, 4.84%, 10/20/2036 (a) (b)	14,000	13,990
New Economy Assets-Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,539
New Residential Mortgage Loan Trust
Series 2022-SFR2, Class B, 3.75%, 9/4/2039 (a)	5,000	4,914
Series 2022-SFR2, Class C, 3.75%, 9/4/2039 (a)	11,000	10,780
NMABS Issuer LLC Series 2025-1A, Class A, 5.14%, 11/20/2055 ‡ (a)	23,346	23,445
NMEF Funding LLC Series 2023-A, Class A2, 6.57%, 6/17/2030 (a)	2,296	2,309
NRZ Excess Spread-Collateralized Notes Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,021	1,983
OCP CLO Ltd. (Cayman Islands) Series 2017-13A, Class AR2, 5.21%, 11/26/2037 (a) (b)	2,300	2,300
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 5.12%, 4/16/2031 (a) (b)	419	419
Octane Receivables Trust
Series 2021-2A, Class B, 2.02%, 9/20/2028 (a)	1,422	1,417
Series 2023-1A, Class A, 5.87%, 5/21/2029 (a)	164	165
Series 2023-1A, Class B, 5.96%, 7/20/2029 (a)	6,348	6,379
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	9,000	9,274
Series 2024-1A, Class A2, 5.68%, 5/20/2030 (a)	6,427	6,475
Series 2025-1A, Class A2, 4.25%, 2/20/2031 (a)	4,500	4,499

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class B, 5.77%, 7/20/2032 (a)	2,000	2,033
Series 2024-2A, Class C, 5.90%, 7/20/2032 (a)	2,500	2,556
OnDeck Asset Securitization Trust LLC Series 2023-1A, Class A, 7.00%, 8/19/2030 (a)	5,850	5,915
Oportun Funding Trust Series 2024-3, Class A, 5.26%, 8/15/2029 (a)	3,365	3,362
Oportun Issuance Trust
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	1,347	1,323
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	7,099	6,972
Series 2025-A, Class A, 5.01%, 2/8/2033 (a)	15,000	15,000
Series 2025-A, Class B, 5.30%, 2/8/2033 (a)	4,500	4,500
Series 2025-A, Class C, 5.89%, 2/8/2033 (a)	7,000	7,002
Series 2025-B, Class A, 4.88%, 5/9/2033 (a)	5,000	5,016
Series 2025-C, Class B, 4.93%, 7/8/2033 (a)	10,500	10,485
Series 2025-C, Class C, 5.18%, 7/8/2033 (a)	4,250	4,234
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2023-2A, Class A1R, 4.91%, 1/25/2032 (a) (b)	8,405	8,405
Series 2024-3A, Class A1, 4.94%, 8/8/2032 (a) (b)	10,055	10,055
Series 2025-1A, Class A1, 4.65%, 2/15/2033 (a) (b)	19,255	19,177
PEAC Solutions Receivables LLC
Series 2024-2A, Class A2, 4.74%, 4/20/2027 (a)	5,032	5,041
Series 2024-1A, Class A2, 5.79%, 6/21/2027 (a)	7,090	7,144
Series 2025-1A, Class A2, 4.94%, 10/20/2028 (a)	17,740	17,848
Series 2024-2A, Class A3, 4.65%, 10/20/2031 (a)	3,500	3,519
Series 2025-1A, Class A3, 5.04%, 7/20/2032 (a)	5,000	5,098
Post Road Equipment Finance LLC
Series 2024-1A, Class A2, 5.59%, 11/15/2029 (a)	5,476	5,499
Series 2025-1A, Class A2, 4.90%, 5/15/2031 (a)	7,460	7,512
PowerPay Issuance Trust
Series 2024-1A, Class A, 6.53%, 2/18/2039 (a)	1,784	1,841
Series 2025-1A, Class A, 5.23%, 11/18/2041 (a)	1,957	1,964
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 (a)	16,067	15,879
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	1,800	1,778
Progress Residential Trust
Series 2024-SFR5, Class A, 3.00%, 8/9/2029 (a)	15,634	14,894
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,224	7,112
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 (a)	17,500	17,220
Series 2021-SFR8, Class B, 1.68%, 10/17/2038 (a)	9,000	8,834
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,560
Series 2022-SFR6, Class B, 5.00%, 7/20/2039 (a)	4,000	4,013
Series 2021-SFR9, Class B, 2.26%, 11/17/2040 (a)	5,000	4,706
Series 2021-SFR10, Class B, 2.72%, 12/17/2040 (a)	4,178	3,979
Series 2024-SFR2, Class C, 3.40%, 4/17/2041 (a) (b)	14,000	13,361
Series 2024-SFR3, Class C, 3.50%, 6/17/2041 (a)	8,500	8,120
Series 2024-SFR4, Class A, 3.10%, 7/17/2041 (a)	30,605	29,321
Series 2025-SFR6, Class A, 4.00%, 9/17/2042 (a) (c)	7,150	6,983
Series 2025-SFR6, Class C, 4.00%, 9/17/2042 (a) (c)	8,338	7,999
Series 2025-SFR5, Class A, 3.85%, 10/17/2042 (a)	8,980	8,727
Purewest ABS Issuer LLC Series 2025-1, Class A1, 5.69%, 4/5/2040 (a)	18,367	18,611

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	2,839	2,847
Regional Management Issuance Trust Series 2021-2, Class A, 1.90%, 8/15/2033 (a)	8,103	7,834
Republic Finance Issuance Trust
Series 2021-A, Class B, 2.80%, 12/22/2031 (a)	2,632	2,617
Series 2024-B, Class A, 5.42%, 11/20/2037 (a)	14,486	14,774
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class A2, 5.61%, 6/15/2032 (a)	1,737	1,770
Series 2024-A, Class B, 5.62%, 6/15/2032 (a)	2,719	2,757
Series 2024-A, Class C, 5.82%, 6/15/2032 (a)	6,627	6,712
Series 2024-A, Class D, 6.11%, 6/15/2032 (a)	2,039	2,064
Series 2023-B, Class D, 6.66%, 12/15/2033 (a)	1,519	1,542
Santander Drive Auto Receivables Trust
Series 2023-4, Class B, 5.77%, 12/15/2028	7,291	7,362
Series 2023-6, Class B, 5.98%, 4/16/2029	2,500	2,536
Series 2022-3, Class C, 4.49%, 8/15/2029	9,592	9,594
Series 2024-4, Class B, 4.93%, 9/17/2029	817	822
Series 2022-4, Class C, 5.00%, 11/15/2029	18,722	18,808
Series 2023-3, Class C, 5.77%, 11/15/2030	4,000	4,074
Series 2022-5, Class D, 5.67%, 12/16/2030	16,625	16,773
Series 2024-5, Class C, 4.78%, 1/15/2031	2,249	2,266
Series 2022-6, Class D, 5.69%, 2/18/2031	10,600	10,676
Series 2023-5, Class C, 6.43%, 2/18/2031	6,750	7,007
Series 2025-1, Class B, 4.88%, 3/17/2031	3,900	3,929
Series 2025-1, Class C, 5.04%, 3/17/2031	4,600	4,661
Series 2025-1, Class D, 5.43%, 3/17/2031	7,234	7,342
Series 2025-2, Class B, 4.87%, 5/15/2031	8,840	8,934
Series 2025-2, Class D, 5.47%, 5/15/2031	3,800	3,858
Series 2024-2, Class D, 6.28%, 8/15/2031	4,700	4,836
Series 2023-4, Class C, 6.04%, 12/15/2031	14,925	15,308
Series 2025-4, Class C, 4.52%, 1/15/2032	5,000	5,012
SBNA Auto Lease Trust
Series 2024-B, Class A3, 5.56%, 11/22/2027 (a)	1,376	1,384
Series 2024-B, Class A4, 5.55%, 12/20/2028 (a)	9,000	9,105
Series 2024-A, Class A4, 5.24%, 1/22/2029 (a)	4,000	4,020
SBNA Auto Receivables Trust Series 2024-A, Class D, 6.04%, 4/15/2030 (a)	2,000	2,048
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 7/22/2030 (a)	4,321	4,334
Series 2024-1A, Class A3, 5.52%, 1/20/2032 (a)	7,073	7,194
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (a)	2,084	2,111
Series 2025-2A, Class A3, 4.33%, 6/20/2036 (a)	5,400	5,412
Series 2025-2A, Class B, 4.51%, 6/20/2036 (a)	10,990	10,981
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	412	411
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	253	253
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	225	225
Series 2022-3A, Class B, 6.32%, 7/20/2039 (a)	603	615
Series 2022-2A, Class B, 5.04%, 6/20/2040 (a)	309	310
Series 2022-2A, Class C, 6.36%, 6/20/2040 (a)	309	312

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2024-2A, Class A, 5.14%, 6/20/2041 (a)	5,391	5,484
Series 2025-1A, Class A, 4.81%, 1/21/2042 (a)	3,521	3,551
Series 2025-3A, Class A, 4.44%, 8/22/2044 (a)	5,867	5,888
Southwick Park CLO LLC (Cayman Islands) Series 2019-4A, Class A1RR, 4.88%, 7/20/2032 (a) (b)	4,284	4,281
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 ‡ (a)	3,048	2,967
Stream Innovations Issuer Trust
Series 2024-2A, Class A, 5.21%, 2/15/2045 (a)	3,499	3,548
Series 2025-1A, Class A, 5.05%, 9/15/2045 (a)	11,867	11,997
Symphony CLO Ltd. (Cayman Islands)
Series 2018-19A, Class A, 5.12%, 4/16/2031 (a) (b)	921	921
Series 2015-16A, Class ARR, 5.10%, 10/15/2031 (a) (b)	7,968	7,966
Series 2018-20A, Class AR2, 4.99%, 1/16/2032 (a) (b)	10,640	10,646
Series 2020-23A, Class AR2, 4.80%, 1/15/2034 (a) (b)	15,955	15,945
TCI-Flatiron CLO Ltd. (Cayman Islands) Series 2018-1A, Class AR2, 4.79%, 7/29/2035 (a) (b)	10,375	10,371
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 5.19%, 10/13/2032 (a) (b)	2,089	2,091
Tesla Auto Lease Trust
Series 2024-A, Class A3, 5.30%, 6/21/2027 (a)	9,644	9,676
Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	7,666	7,698
Tesla Lease Electric Vehicle Securitization LLC
Series 2025-A, Class A2, 4.14%, 6/20/2028 (a)	5,000	5,008
Series 2025-A, Class A3, 4.27%, 11/20/2028 (a)	10,140	10,191
Series 2025-A, Class A4, 4.37%, 5/21/2029 (a)	2,800	2,815
Tricon Residential Trust
Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,791	1,763
Series 2021-SFR1, Class B, 2.24%, 7/17/2038 (a)	4,100	4,040
Series 2024-SFR2, Class A, 4.75%, 6/17/2040 (a)	11,359	11,413
UPG HI Issuer Trust Series 2025-2, Class A, 5.00%, 9/25/2047 ‡ (a)	11,000	11,022
Upgrade Receivables Trust Series 2024-1A, Class A, 5.37%, 2/18/2031 (a)	686	686
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	11,820	11,891
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	10,900	10,908
Series 2025-4, Class A2, 4.56%, 11/20/2035 (a)	24,744	24,743
US Bank NA Series 2023-1, Class B, 6.79%, 8/25/2032 (a)	8,265	8,353
Verdant Receivables LLC
Series 2024-1A, Class A2, 5.68%, 12/12/2031 (a)	3,555	3,622
Series 2025-1A, Class A3, 4.96%, 5/12/2033 (a)	11,300	11,518
Veros Auto Receivables Trust
Series 2024-1, Class A, 6.28%, 11/15/2027 (a)	582	584
Series 2025-1, Class A, 5.31%, 9/15/2028 (a)	2,945	2,954
Series 2023-1, Class B, 7.17%, 11/15/2028 (a)	3,014	3,027
Series 2023-1, Class C, 8.32%, 11/15/2028 (a)	1,500	1,532
VFI ABS LLC Series 2023-1A, Class A, 7.27%, 3/26/2029 (a)	392	393
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (d)	1,519	1,519
VOLT CI LLC Series 2021-NP10, Class A1, 5.99%, 5/25/2051 (a) (d)	253	253
VOLT CIII LLC Series 2021-CF1, Class A1, 5.99%, 8/25/2051 (a) (d)	5,944	5,948
VOLT XCV LLC Series 2021-NPL4, Class A1, 6.24%, 3/27/2051 (a) (d)	1,151	1,151
Volvo Financial Equipment LLC
Series 2024-1A, Class A3, 4.29%, 10/16/2028 (a)	11,818	11,858

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2025-1A, Class A3, 4.46%, 5/15/2029 (a)	8,108	8,171
Voya CLO Ltd. (Cayman Islands) Series 2018-1A, Class A2, 5.45%, 4/19/2031 (a) (b)	4,500	4,504
VStrong Auto Receivables Trust Series 2023-A, Class B, 7.11%, 2/15/2030 (a)	4,710	4,788
Western Funding Auto Loan Trust Series 2025-1, Class A, 4.75%, 7/16/2035 (a)	8,635	8,696
Westgate Resorts LLC
Series 2024-1A, Class A, 6.06%, 1/20/2038 (a)	5,784	5,875
Series 2024-1A, Class B, 6.56%, 1/20/2038 (a)	4,177	4,245
Westlake Automobile Receivables Trust
Series 2023-3A, Class B, 5.92%, 9/15/2028 (a)	11,000	11,031
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	6,400	6,474
Series 2023-4A, Class C, 6.64%, 11/15/2028 (a)	5,000	5,106
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,500	3,580
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	7,072	7,199
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	6,800	6,845
Series 2025-1A, Class D, 5.54%, 11/15/2030 (a)	2,750	2,794
Series 2025-3A, Class C, 4.68%, 7/15/2031 (a)	4,800	4,814
Westlake Flooring Master Trust
Series 2024-1A, Class A, 5.43%, 2/15/2028 (a)	7,750	7,768
Series 2024-1A, Class B, 6.07%, 2/15/2028 (a)	10,825	10,854
Wheels Fleet Lease Funding LLC Series 2024-1A, Class A1, 5.49%, 2/18/2039 (a)	8,206	8,298
Wingspire Equipment Finance LLC Series 2024-1A, Class A2, 4.99%, 9/20/2032 (a)	9,564	9,614
World Omni Automobile Lease Securitization Trust Series 2025-A, Class A3, 4.42%, 4/17/2028	8,050	8,108
Total Asset-Backed Securities (Cost $2,990,382)		3,011,582
Corporate Bonds — 21.8%
Automobiles — 0.7%
Hyundai Capital America
1.30%, 1/8/2026 (a)	5,075	5,059
3.00%, 2/10/2027 (a)	5,806	5,725
5.28%, 6/24/2027 (a)	12,355	12,556
4.55%, 9/26/2029 (a)	18,395	18,489
Volkswagen Group of America Finance LLC (Germany)
4.95%, 3/25/2027 (a)	20,000	20,158
4.45%, 9/11/2027 (a)	18,545	18,595
		80,582
Banks — 13.8%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (e)	3,100	2,954
AIB Group plc (Ireland)
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (e)	14,120	15,021
(SOFR + 1.65%), 5.32%, 5/15/2031 (a) (e)	14,630	15,126
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (e)	5,000	4,904
6.61%, 11/7/2028	8,200	8,753
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (e)	35,240	35,274
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (e)	6,558	6,524

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Series FIX, (SOFR + 0.83%), 4.98%, 1/24/2029 (e)	14,935	15,214
(SOFR + 1.63%), 5.20%, 4/25/2029 (e)	51,100	52,405
(SOFR + 1.11%), 4.62%, 5/9/2029 (e)	23,220	23,537
(SOFR + 1.57%), 5.82%, 9/15/2029 (e)	24,600	25,716
Bank of Ireland Group plc (Ireland) (SOFR + 1.62%), 5.60%, 3/20/2030 (a) (e)	8,870	9,237
Bank of Montreal (Canada)
5.27%, 12/11/2026	10,410	10,550
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (e)	23,025	23,106
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	15,120	15,407
Bank of Nova Scotia (The) (Canada)
4.75%, 2/2/2026	21,890	21,905
5.35%, 12/7/2026	16,400	16,620
(SOFR + 1.00%), 4.40%, 9/8/2028 (e)	20,120	20,227
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	19,910	19,933
5.09%, 1/23/2027 (a)	11,975	12,106
Barclays plc (United Kingdom)
(SOFR + 1.49%), 5.67%, 3/12/2028 (e)	20,355	20,724
(SOFR + 1.34%), 4.84%, 9/10/2028 (e)	13,245	13,393
BNP Paribas SA (France)
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (e)	9,670	9,635
(SOFR + 1.45%), 4.79%, 5/9/2029 (a) (e)	30,055	30,397
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (a) (e)	12,000	12,325
(SOFR + 1.28%), 5.28%, 11/19/2030 (a) (e)	22,355	23,029
BPCE SA (France)
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (e)	10,480	10,500
3.50%, 10/23/2027 (a)	24,789	24,463
(SOFR + 1.96%), 5.72%, 1/18/2030 (a) (e)	21,600	22,417
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (e)	18,495	18,847
(SOFR + 2.70%), 6.21%, 1/18/2029 (a) (e)	41,073	42,763
(SOFR + 1.14%), 4.63%, 7/3/2029 (a) (e)	10,000	10,102
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (e)	21,026	21,894
Canadian Imperial Bank of Commerce (Canada)
(SOFR + 0.93%), 4.51%, 9/11/2027 (e)	19,135	19,188
5.00%, 4/28/2028	17,230	17,630
(SOFR + 1.03%), 4.86%, 3/30/2029 (e)	19,485	19,799
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (e)	13,725	13,656
(SOFR + 1.14%), 4.64%, 5/7/2028 (e)	37,875	38,144
(SOFR + 0.87%), 4.79%, 3/4/2029 (e)	15,235	15,450
(SOFR + 1.36%), 5.17%, 2/13/2030 (e)	27,965	28,768
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (e)	9,495	9,788
Credit Agricole SA (France)
(SOFR + 1.13%), 5.23%, 1/9/2029 (a) (e)	17,180	17,531
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (e)	8,895	9,377

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (e)	22,155	23,097
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (e)	6,340	6,399
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (a) (e)	20,942	20,290
Federation des Caisses Desjardins du Quebec (Canada) 5.25%, 4/26/2029 (a)	15,410	15,966
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (e)	15,380	15,560
(SOFR + 1.06%), 5.60%, 5/17/2028 (e)	18,740	19,111
(SOFR + 1.04%), 5.13%, 11/19/2028 (e)	19,840	20,206
(SOFR + 1.03%), 4.90%, 3/3/2029 (e)	32,870	33,364
(SOFR + 1.97%), 6.16%, 3/9/2029 (e)	10,000	10,422
(SOFR + 1.46%), 5.55%, 3/4/2030 (e)	10,000	10,387
ING Groep NV (Netherlands) (SOFR + 1.01%), 4.86%, 3/25/2029 (e)	22,300	22,645
KBC Group NV (Belgium)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (e)	5,645	5,831
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (e)	18,155	18,521
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (e)	16,745	16,947
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (e)	13,210	13,711
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 4.82%, 6/13/2029 (e)	20,220	20,544
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (e)	18,070	17,822
Morgan Stanley Bank NA
(SOFR + 0.68%), 4.45%, 10/15/2027 (e)	32,680	32,787
(SOFR + 0.93%), 4.97%, 7/14/2028 (e)	6,720	6,815
Morgan Stanley Private Bank NA (SOFR + 0.78%), 4.20%, 11/17/2028 (e)	50,395	50,480
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	13,000	13,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (e)	16,754	16,818
NatWest Markets plc (United Kingdom)
4.79%, 3/21/2028 (a)	15,580	15,855
5.41%, 5/17/2029 (a)	15,350	15,986
Royal Bank of Canada (Canada)
(SOFR + 0.79%), 5.07%, 7/23/2027 (e)	21,930	22,071
(SOFRINDX + 0.81%), 4.72%, 3/27/2028 (e)	28,810	29,062
(SOFRINDX + 0.86%), 4.52%, 10/18/2028 (e)	23,060	23,273
Santander UK Group Holdings plc (United Kingdom) (SOFRINDX + 1.07%), 4.32%, 9/22/2029 (e)	13,625	13,640
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	15,980	16,558
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (e)	31,760	31,825
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (e)	2,059	2,031
(SOFR + 1.42%), 5.25%, 5/22/2029 (a) (e)	30,415	31,015
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (e)	33,120	33,780
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.45%, 9/10/2027 (a)	23,220	23,419
Toronto-Dominion Bank (The) (Canada)
4.86%, 1/31/2028	21,905	22,288

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
4.57%, 6/2/2028	27,260	27,617
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (e)	14,645	14,539
(SOFR + 1.07%), 5.71%, 4/22/2028 (e)	23,760	24,266
(SOFR + 1.98%), 4.81%, 7/25/2028 (e)	14,025	14,176
(SOFR + 1.37%), 4.97%, 4/23/2029 (e)	22,970	23,421
(SOFR + 1.74%), 5.57%, 7/25/2029 (e)	16,450	17,049
(SOFR + 1.79%), 6.30%, 10/23/2029 (e)	7,920	8,386
Westpac New Zealand Ltd. (New Zealand)
5.13%, 2/26/2027 (a)	10,695	10,842
4.90%, 2/15/2028 (a)	8,935	9,104
		1,645,294
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The) (SOFR + 0.84%), 4.89%, 7/21/2028 (e)	21,905	22,246
Deutsche Bank AG (Germany)
(SOFR + 1.22%), 2.31%, 11/16/2027 (e)	4,997	4,905
(SOFR + 1.59%), 5.71%, 2/8/2028 (e)	6,000	6,099
5.41%, 5/10/2029	5,235	5,452
(SOFR + 2.51%), 6.82%, 11/20/2029 (e)	8,395	8,971
(SOFR + 1.72%), 5.30%, 5/9/2031 (e)	19,000	19,526
Goldman Sachs Bank USA (SOFR + 0.75%), 5.41%, 5/21/2027 (e)	7,050	7,093
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/9/2026 (e)	13,850	13,840
(SOFR + 1.32%), 4.94%, 4/23/2028 (e)	28,985	29,303
(SOFR + 0.90%), 4.15%, 10/21/2029 (e)	26,855	26,874
(SOFR + 1.77%), 6.48%, 10/24/2029 (e)	13,300	14,140
(SOFR + 1.27%), 5.73%, 4/25/2030 (e)	13,460	14,097
(SOFR + 1.21%), 5.05%, 7/23/2030 (e)	13,535	13,904
Macquarie Group Ltd. (Australia) (SOFR + 1.07%), 1.34%, 1/12/2027 (a) (e)	15,754	15,699
Morgan Stanley
(SOFR + 0.72%), 0.99%, 12/10/2026 (e)	18,126	18,110
(SOFR + 2.24%), 6.30%, 10/18/2028 (e)	20,930	21,753
(SOFR + 1.73%), 5.12%, 2/1/2029 (e)	10,610	10,837
(SOFR + 1.38%), 4.99%, 4/12/2029 (e)	16,465	16,794
(SOFR + 1.63%), 5.45%, 7/20/2029 (e)	28,690	29,650
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	20,765	20,449
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (a) (e)	8,594	8,606
(SOFR + 3.70%), 6.44%, 8/11/2028 (a) (e)	5,038	5,224
(SOFR + 0.84%), 4.15%, 12/23/2029 (a) (e)	26,560	26,557
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (e)	9,645	10,099
		370,228
Construction & Engineering — 0.1%
Quanta Services, Inc. 4.75%, 8/9/2027	12,175	12,300

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	5,000	4,925
6.45%, 4/15/2027	14,854	15,278
American Express Co.
(SOFRINDX + 0.75%), 5.65%, 4/23/2027 (e)	20,170	20,295
(SOFR + 0.93%), 5.04%, 7/26/2028 (e)	13,755	13,985
(SOFR + 1.26%), 4.73%, 4/25/2029 (e)	23,360	23,748
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	16,775	16,787
5.75%, 3/1/2029 (a)	22,610	23,399
Capital One Financial Corp. (SOFR + 2.08%), 5.47%, 2/1/2029 (e)	10,450	10,726
		129,143
Containers & Packaging — 0.1%
Amcor Flexibles North America, Inc. 4.80%, 3/17/2028	15,000	15,206
Electric Utilities — 0.3%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,595
Enel Finance International NV (Italy) 5.13%, 6/26/2029 (a)	11,710	12,038
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	5,675	5,847
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	1,965	1,979
Vistra Operations Co. LLC 4.60%, 10/15/2030 (a)	4,875	4,865
		29,324
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 5.40%, 6/12/2029	1,680	1,741
Financial Services — 1.1%
CFIN 2022-RTL1 Issuer LLC Class A, 0.00%, 8/17/2027 ‡	19,649	19,649
Global Payments, Inc.
4.95%, 8/15/2027	12,305	12,416
4.50%, 11/15/2028	33,605	33,717
Nationwide Building Society (United Kingdom)
(SOFR + 1.91%), 6.56%, 10/18/2027 (a) (e)	17,115	17,450
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (e)	5,000	4,929
(SOFR + 1.06%), 4.65%, 7/14/2029 (a) (e)	14,420	14,568
5.13%, 7/29/2029 (a)	22,135	22,841
Street Capital Group, Inc. (Canada) 0.00%, 2/15/2030 ‡	10,200	10,200
		135,770
Health Care Providers & Services — 0.0% ^
HCA, Inc. 5.00%, 3/1/2028	4,235	4,316
Insurance — 0.6%
CNO Global Funding 5.88%, 6/4/2027 (a)	25,335	25,948
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	13,348
F&G Global Funding
1.75%, 6/30/2026 (a)	11,240	11,074
5.88%, 6/10/2027 (a)	20,970	21,413
		71,783

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.2%
DTE Energy Co. 5.10%, 3/1/2029	20,225	20,766
Oil, Gas & Consumable Fuels — 0.4%
Enbridge, Inc. (Canada) 4.20%, 11/20/2028	33,340	33,424
Energy Transfer LP 5.63%, 5/1/2027 (a)	16,335	16,335
		49,759
Semiconductors & Semiconductor Equipment — 0.1%
Foundry JV Holdco LLC 5.90%, 1/25/2030 (a)	11,720	12,324
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc. 3.38%, 4/15/2029	17,770	17,320
Total Corporate Bonds (Cost $2,557,563)		2,595,856
U.S. Treasury Obligations — 17.7%
U.S. Treasury Notes
4.00%, 12/15/2025	5,360	5,360
3.88%, 1/15/2026	3,835	3,835
4.00%, 2/15/2026	983	983
4.25%, 3/15/2027	152,780	154,045
4.50%, 4/15/2027	31,005	31,384
2.75%, 4/30/2027	17,000	16,810
4.50%, 5/15/2027	67,785	68,683
3.75%, 6/30/2027	15,366	15,413
4.38%, 7/15/2027	55,460	56,184
0.38%, 7/31/2027	19,020	18,056
3.88%, 7/31/2027	7,955	7,998
3.38%, 9/15/2027	159,665	159,247
0.50%, 10/31/2027	124,000	117,136
3.50%, 10/31/2027	186,120	186,076
4.13%, 10/31/2027	3,085	3,120
4.13%, 11/15/2027	24,320	24,598
4.00%, 12/15/2027	55,805	56,350
4.25%, 1/15/2028	50,070	50,827
1.25%, 3/31/2028	9,435	8,967
3.88%, 7/15/2028	437,600	441,771
3.38%, 9/15/2028	210,090	209,433
3.50%, 11/15/2028	443,494	443,598
3.88%, 6/30/2030	28,545	28,890
Total U.S. Treasury Obligations (Cost $2,095,830)		2,108,764
Collateralized Mortgage Obligations — 16.4%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	5	6
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (b)	528	510
Bear Stearns ARM Trust Series 2003-7, Class 3A, 6.86%, 10/25/2033 (b)	8	8
Brean Asset-Backed Securities Trust
Series 2025-RM10, Class A1, 5.00%, 1/25/2065 ‡ (a)	3,352	3,339
Series 2025-RM13, Class A1, 4.25%, 10/25/2065 ‡ (a)	11,025	10,687

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CAFL Issuer LP
Series 2025-RRTL1, Class A1, 5.68%, 5/28/2040 (a) (d)	19,500	19,663
Series 2025-RRTL2, Class A1, 5.18%, 11/28/2040 ‡ (a) (d)	14,210	14,111
Cascade Funding Mortgage Trust Series 2025-HB16, Class A, 3.00%, 3/25/2035 ‡ (a) (b)	2,805	2,750
CFMT LLC Series 2024-HB15, Class A, 4.00%, 8/25/2034 ‡ (a) (b)	6,529	6,501
Citigroup Mortgage Loan Trust Series 2004-UST1, Class A6, 6.23%, 8/25/2034 (b)	72	69
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, 7.07%, 1/25/2042 (a) (b)	1,775	1,809
Series 2025-R05, Class 2A1, 5.07%, 7/25/2045 (a) (b)	4,390	4,395
Series 2025-R06, Class 1A1, 4.97%, 9/25/2045 (a) (b)	6,765	6,766
CRIBS Mortgage Trust Series 2025-RTL1, Class A1, 5.81%, 5/25/2040 (a) (d)	2,500	2,522
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	46
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 4/1/2037 (b)	173	—
FHLMC - GNMA Series 56, Class Z, 7.50%, 9/20/2026	1	1
FHLMC STACR REMIC Trust
Series 2025-DNA3, Class A1, 5.02%, 9/25/2045 (a) (b)	4,509	4,511
Series 2025-DNA4, Class A1, 4.97%, 10/25/2045 (a) (b)	11,969	11,969
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	—	—
FHLMC, Reference REMIC
Series R003, Class ZA, 5.50%, 10/15/2035	17,558	18,431
Series R005, Class ZA, 5.50%, 2/15/2036	1,628	1,700
FHLMC, REMIC
Series 3826, Class BK, 3.00%, 3/15/2026	3	3
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	4	4
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	10	10
Series 3936, Class AB, 3.00%, 10/15/2026	40	40
Series 3946, Class BU, 3.00%, 10/15/2026	7	7
Series 3996, Class BA, 1.50%, 2/15/2027	5	5
Series 4015, Class GL, 2.25%, 3/15/2027	10	10
Series 4020, Class N, 3.00%, 3/15/2027	8	8
Series 4029, Class LY, 3.00%, 4/15/2027	414	411
Series 4039, Class AB, 1.50%, 5/15/2027	24	24
Series 4039, Class PB, 1.50%, 5/15/2027	97	96
Series 4043, Class PB, 1.50%, 5/15/2027	72	71
Series 4097, Class HJ, 1.50%, 8/15/2027	107	105
Series 4089, Class AI, IO, 3.00%, 8/15/2027	424	7
Series 4103, Class HA, 2.50%, 9/15/2027	39	39
Series 4361, Class CA, 2.50%, 9/15/2027	68	67
Series 4131, Class BC, 1.25%, 11/15/2027	28	27
Series 4129, Class AP, 1.50%, 11/15/2027	152	149
Series 4141, Class BI, IO, 2.50%, 12/15/2027	660	12
Series 4304, Class DW, 2.50%, 12/15/2027	357	353
Series 4207, Class JD, 1.50%, 5/15/2028	28	28
Series 4217, Class UD, 1.75%, 6/15/2028	61	59
Series 3523, Class MX, 4.50%, 4/15/2029	28	28
Series 4338, Class GE, 2.50%, 5/15/2029	3	3
Series 2995, Class FT, 4.51%, 5/15/2029 (b)	36	36
Series 3721, Class DG, 2.75%, 9/15/2030	59	58

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3775, Class DB, 4.00%, 12/15/2030	143	143
Series 3779, Class LB, 4.00%, 12/15/2030	160	160
Series 2303, Class FY, 4.56%, 4/15/2031 (b)	55	55
Series 2326, Class ZQ, 6.50%, 6/15/2031	35	36
Series 2500, Class FD, 4.76%, 3/15/2032 (b)	69	69
Series 4094, Class BF, 4.66%, 8/15/2032 (b)	164	164
Series 2492, Class GH, 6.00%, 8/15/2032	110	115
Series 4120, Class KA, 1.75%, 10/15/2032	230	219
Series 4142, Class PG, 2.00%, 12/15/2032	20	19
Series 4156, Class PE, 2.00%, 1/15/2033	1,269	1,209
Series 4162, Class ZJ, 3.00%, 2/15/2033	13,295	12,898
Series 2711, Class FC, 5.16%, 2/15/2033 (b)	483	487
Series 2602, Class FH, 4.57%, 4/15/2033 (b)	84	84
Series 4206, Class DZ, 3.00%, 5/15/2033	543	520
Series 4423, Class VN, 3.00%, 5/15/2033	357	356
Series 2617, Class Z, 5.50%, 5/15/2033	1,945	2,012
Series 4283, Class ZL, 3.00%, 8/15/2033	19,615	19,132
Series 2662, Class MT, 4.50%, 8/15/2033	31	31
Series 4250, Class BZ, 3.00%, 9/15/2033	12,606	12,271
Series 4620, IO, 5.00%, 9/15/2033	177	22
Series 4255, Class LZ, 3.00%, 10/15/2033	6,357	6,163
Series 2686, Class KZ, 4.50%, 10/15/2033	369	365
Series 2693, Class Z, 5.50%, 10/15/2033	81	84
Series 3005, Class PV, IF, 6.04%, 10/15/2033 (b)	1	1
Series 2727, Class PM, 4.50%, 1/15/2034	443	448
Series 2736, Class PE, 5.00%, 1/15/2034	1,842	1,892
Series 4301, Class UL, 3.50%, 2/15/2034	5,713	5,615
Series 2806, Class FA, 5.26%, 2/15/2034 (b)	145	146
Series 4342, Class CY, 3.00%, 5/15/2034	3,268	3,138
Series 2989, Class MU, IF, IO, 2.74%, 7/15/2034 (b)	473	35
Series 3204, Class ZM, 5.00%, 8/15/2034	298	307
Series 3863, Class ZA, 5.50%, 8/15/2034	8,016	8,312
Series 4401, Class BL, 3.50%, 10/15/2034	6,417	6,309
Series 5369, Class V, 6.00%, 10/25/2034	6,927	7,085
Series 2963, Class ZG, 5.00%, 11/15/2034	273	282
Series 2898, Class PG, 5.00%, 12/15/2034	419	430
Series 3003, Class LD, 5.00%, 12/15/2034	64	65
Series 2901, Class S, IF, 5.76%, 12/15/2034 (b)	234	245
Series 4265, Class FD, 4.66%, 1/15/2035 (b)	151	151
Series 2933, Class EM, 5.50%, 1/15/2035	23	23
Series 5401, Class VD, 6.00%, 1/25/2035	15,029	15,520
Series 2929, Class PG, 5.00%, 2/15/2035	47	48
Series 2941, Class Z, 4.50%, 3/15/2035	1,002	987
Series 2953, Class PG, 5.50%, 3/15/2035	171	178
Series 5417, Class V, 5.50%, 4/25/2035	2,187	2,231
Series 4492, Class BW, 3.50%, 7/15/2035	2,314	2,263
Series 3002, Class BN, 5.00%, 7/15/2035	130	131
Series 5440, Class MV, 5.00%, 7/25/2035	999	1,017

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3013, Class HZ, 5.00%, 8/15/2035	426	436
Series 5487, Class DV, 5.50%, 10/25/2035	10,242	10,600
Series 5493, Class KV, 5.50%, 11/25/2035	11,784	12,117
Series 5509, Class DV, 5.75%, 11/25/2035	15,093	15,731
Series 5504, Class DV, 5.50%, 12/25/2035	11,311	11,715
Series 3101, Class UZ, 6.00%, 1/15/2036	106	113
Series 5541, Class VJ, 5.00%, 4/25/2036	4,797	4,894
Series 3174, Class LF, 4.61%, 5/15/2036 (b)	61	61
Series 5549, Class CV, 5.00%, 5/25/2036	5,309	5,415
Series 5565, Class AV, 5.00%, 7/25/2036	5,522	5,648
Series 3662, Class ZB, 5.50%, 8/15/2036	92	96
Series 4646, Class JV, 3.50%, 11/15/2036	4,775	4,742
Series 3688, Class NB, 4.50%, 11/15/2036	378	383
Series 3855, Class AM, 6.50%, 11/15/2036	628	646
Series 3704, Class CZ, 4.00%, 12/15/2036	960	930
Series 3249, Class CL, 4.25%, 12/15/2036	402	399
Series 3258, Class PM, 5.50%, 12/15/2036	161	166
Series 5280, Class T, 5.50%, 1/25/2037	15,139	15,693
Series 3305, Class IW, IF, IO, 2.19%, 4/15/2037 (b)	172	9
Series 3318, Class HF, 4.52%, 5/15/2037 (b)	83	81
Series 3326, Class FG, 4.61%, 6/15/2037 (b)	336	333
Series 3724, Class CM, 5.50%, 6/15/2037	201	212
Series 3351, Class ZC, 5.50%, 7/15/2037	783	815
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	1,518	77
Series 3429, Class S, IF, IO, 2.56%, 3/15/2038 (b)	311	29
Series 3447, Class DB, 5.00%, 5/15/2038	904	927
Series 3459, Class MB, 5.00%, 6/15/2038	57	59
Series 3575, Class ZA, 5.00%, 6/15/2038	2,288	2,347
Series 3546, Class A, 6.10%, 2/15/2039 (b)	257	261
Series 3540, Class A, 5.00%, 5/15/2039	87	88
Series 4346, Class A, 3.50%, 7/15/2039	20	20
Series 3597, Class HM, 4.50%, 8/15/2039	—	—
Series 3569, Class NY, 5.00%, 8/15/2039	419	434
Series 3572, Class JS, IF, IO, 2.54%, 9/15/2039 (b)	121	6
Series 3585, Class KW, 4.50%, 10/15/2039	934	948
Series 3609, Class SA, IF, IO, 2.08%, 12/15/2039 (b)	865	61
Series 3632, Class PK, 5.00%, 2/15/2040	131	133
Series 3636, Class MZ, 5.00%, 2/15/2040	2,230	2,301
Series 3656, Class PM, 5.00%, 4/15/2040	1,534	1,583
Series 3786, Class NA, 4.50%, 7/15/2040	34	34
Series 3726, Class PA, 3.00%, 8/15/2040	12	12
Series 3706, Class P, 4.00%, 8/15/2040	2,165	2,143
Series 3719, Class PJ, 4.50%, 9/15/2040	8,245	8,363
Series 4655, Class DJ, 3.00%, 10/15/2040	1,436	1,380
Series 4318, Class KZ, 4.00%, 12/15/2040	1,861	1,825
Series 3769, Class ZC, 4.50%, 12/15/2040	804	809
Series 3822, Class ZG, 4.00%, 2/15/2041	4,720	4,661
Series 4080, Class DA, 2.00%, 3/15/2041	115	111

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3862, Class GA, 4.00%, 4/15/2041	115	115
Series 3844, Class FA, 4.71%, 4/15/2041 (b)	158	157
Series 4074, Class PA, 3.00%, 5/15/2041	82	81
Series 3859, Class JB, 5.00%, 5/15/2041	198	203
Series 4150, Class JE, 2.00%, 6/15/2041	407	394
Series 3884, Class BL, 4.50%, 6/15/2041	3,764	3,783
Series 3939, Class BZ, 4.50%, 6/15/2041	1,611	1,609
Series 3871, Class KB, 5.50%, 6/15/2041	8,750	9,168
Series 3881, Class AT, 5.85%, 6/15/2041	14,589	15,388
Series 4150, Class FN, 4.56%, 7/15/2041 (b)	192	191
Series 4152, Class LE, 1.75%, 8/15/2041	1,567	1,487
Series 3904, Class HC, 4.00%, 8/15/2041	443	432
Series 3906, Class B, 4.00%, 8/15/2041	2,110	2,078
Series 4150, Class FY, 4.56%, 8/15/2041 (b)	193	192
Series 3952, Class BQ, 2.00%, 10/15/2041	1,699	1,570
Series 3947, Class BH, 2.50%, 10/15/2041	2,373	2,173
Series 3934, Class KB, 5.00%, 10/15/2041	389	404
Series 3960, Class PL, 4.00%, 11/15/2041	2,597	2,591
Series 3966, Class VZ, 4.00%, 12/15/2041	532	523
Series 4550, Class NA, 3.00%, 1/15/2042	137	136
Series 4122, Class PA, 1.50%, 2/15/2042	120	115
Series 4144, Class KD, 1.75%, 3/15/2042	328	305
Series 4215, Class NA, 3.00%, 4/15/2042	60	59
Series 5296, Class CA, 5.50%, 5/25/2042	8,144	8,298
Series 4088, Class BP, 3.00%, 8/15/2042	3,183	2,938
Series 4143, Class AE, 2.00%, 9/15/2042	886	849
Series 4112, Class PB, 4.00%, 9/15/2042	500	488
Series 4158, Class TC, 1.75%, 12/15/2042	153	146
Series 4247, Class AK, 4.50%, 12/15/2042	101	101
Series 4158, Class LD, 2.00%, 1/15/2043	350	316
Series 4199, Class YZ, 3.50%, 5/15/2043	2,975	2,843
Series 4302, Class MA, 3.00%, 7/15/2043	394	390
Series 4314, Class LP, 3.50%, 7/15/2043	6	6
Series 5115, Class FD, 4.00%, 8/15/2043 (b)	5,045	4,954
Series 4480, Class LA, 3.50%, 9/15/2043	16	16
Series 4330, Class PE, 3.00%, 11/15/2043	91	88
Series 4286, Class MP, 4.00%, 12/15/2043	279	273
Series 4316, Class DZ, 3.00%, 3/15/2044	2,911	2,730
Series 4338, Class A, 2.50%, 5/15/2044	214	206
Series 4505, Class P, 3.50%, 5/15/2044	635	619
Series 4571, Class EB, 3.50%, 5/15/2044	1,444	1,418
Series 4483, Class CA, 3.00%, 6/15/2044	27,197	26,344
Series 4360, Class PZ, 3.00%, 7/15/2044	967	882
Series 4417, Class PZ, 3.00%, 12/15/2044	2,899	2,659
Series 4545, Class PG, 3.00%, 12/15/2044	194	191
Series 4745, Class EC, 3.00%, 12/15/2044	655	648
Series 4425, Class TA, 2.00%, 1/15/2045	258	226
Series 4461, Class LZ, 3.00%, 3/15/2045	3,405	3,082

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4457, Class KZ, 3.00%, 4/15/2045	6,732	6,074
Series 4478, Class PC, 2.00%, 5/15/2045	762	681
Series 4631, Class PA, 3.00%, 5/15/2045	1,495	1,435
Series 4664, Class PH, 3.50%, 5/15/2045	548	540
Series 4698, Class DA, 4.50%, 5/15/2045	1,146	1,135
Series 5427, Class DA, 5.50%, 5/25/2045	25,741	25,944
Series 5334, Class GA, 6.00%, 7/25/2045	23,944	24,437
Series 5353, Class A, 6.50%, 8/25/2045	4,130	4,237
Series 4759, Class MA, 3.00%, 9/15/2045	30	30
Series 5421, Class EA, 5.50%, 3/25/2046	11,341	11,546
Series 4591, Class QE, 2.75%, 4/15/2046	165	151
Series 4574, Class YH, 3.00%, 4/15/2046	232	212
Series 4774, Class LP, 3.50%, 9/15/2046	1,867	1,830
Series 4714, Class PA, 3.00%, 11/15/2046	1,304	1,241
Series 4657, Class VZ, 3.00%, 2/15/2047	7,899	7,123
Series 4830, Class AP, 4.00%, 2/15/2047	673	670
Series 4675, Class EZ, 3.50%, 4/15/2047	1,755	1,614
Series 4682, Class LC, 2.50%, 5/15/2047	420	367
Series 4682, Class AP, 3.00%, 5/15/2047	550	496
Series 4703, Class KZ, 3.50%, 7/15/2047	4,904	4,633
Series 5275, Class KA, 5.50%, 9/25/2047	6,482	6,536
Series 4740, Class JA, 3.00%, 10/15/2047	1,511	1,370
Series 5271, Class AC, 5.00%, 10/25/2047	2,379	2,387
Series 4749, Class ZL, 3.50%, 12/15/2047	13,638	12,587
Series 5585, Class KA, 4.50%, 7/25/2048	14,759	14,754
Series 5585, Class NB, 4.50%, 7/25/2048	22,628	22,602
Series 4936, Class AP, 2.50%, 9/25/2048	177	166
Series 4941, Class NP, 2.50%, 5/25/2049	681	605
Series 5585, Class LA, 4.50%, 6/25/2049	16,707	16,685
Series 5418, Class DA, 6.00%, 6/25/2049	5,734	5,855
Series 4922, Class GE, 2.50%, 7/25/2049	606	549
Series 5444, Class BC, 5.50%, 7/25/2049	7,635	7,690
Series 5501, Class EA, 6.00%, 7/25/2049	17,245	17,469
Series 4952, Class PA, 2.50%, 2/25/2050	1,026	906
Series 5558, Class BA, 5.50%, 7/25/2050	19,670	19,855
Series 5564, Class DA, 5.00%, 8/25/2050	8,697	8,762
Series 5574, Class CA, 5.50%, 8/25/2050	5,702	5,776
Series 5507, Class LA, 5.50%, 1/25/2051	14,252	14,403
Series 5568, Class DA, 5.00%, 3/25/2051	8,337	8,372
Series 5433, Class B, 5.50%, 4/25/2051	8,035	8,113
Series 5502, Class DC, 5.50%, 5/25/2051	13,286	13,458
Series 5584, Class LA, 5.50%, 6/25/2051	4,419	4,476
Series 5504, Class DA, 5.50%, 7/25/2051	11,023	11,177
Series 5481, Class HA, 5.50%, 11/25/2051	8,594	8,698
Series 5397, Class CA, 5.00%, 2/25/2052	9,091	9,090
Series 5407, Class PA, 5.50%, 2/25/2053	7,214	7,267
Series 5536, Class PA, 5.00%, 5/25/2054	4,690	4,714

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	39	39
Series 218, PO, 2/1/2032	44	40
Series 290, Class 200, 2.00%, 11/15/2032	221	210
Series 277, Class 30, 3.00%, 9/15/2042	2,038	1,868
Series 359, Class 350, 3.50%, 10/15/2047	1,152	1,092
FNMA, REMIC
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	3	3
Series 2011-61, Class B, 3.00%, 7/25/2026	7	7
Series 2011-72, Class KB, 3.50%, 8/25/2026	1	1
Series 2012-26, Class CA, 2.50%, 3/25/2027	60	59
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	576	7
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	442	7
Series 2012-127, Class AC, 1.50%, 11/25/2027	83	81
Series 2012-124, Class HG, 2.00%, 11/25/2027	29	29
Series 2013-5, Class DA, 1.50%, 2/25/2028	46	45
Series 2013-13, Class KD, 1.50%, 3/25/2028	56	55
Series 2013-137, Class BA, 1.50%, 1/25/2029	103	101
Series 2009-15, Class AC, 5.50%, 3/25/2029	226	228
Series 2009-58, Class B, 4.50%, 8/25/2029	314	315
Series 2010-14, Class AC, 4.00%, 3/25/2030	71	71
Series 2010-92, Class B, 4.50%, 8/25/2030	1,507	1,516
Series 2016-8, Class CA, 2.00%, 3/25/2031	5,753	5,575
Series 2011-45, Class ZA, 4.00%, 5/25/2031	5,601	5,592
Series 2001-38, Class EA, PO, 8/25/2031	3	3
Series 2015-89, Class KE, 2.00%, 11/25/2031	33	32
Series 2001-81, Class HE, 6.50%, 1/25/2032	934	979
Series 2002-34, Class FA, 4.75%, 5/18/2032 (b)	21	21
Series 2012-112, Class AY, 3.00%, 10/25/2032	13,425	12,942
Series 2013-109, Class BA, 3.00%, 10/25/2032	237	234
Series 2002-64, Class PG, 5.50%, 10/25/2032	742	763
Series 2004-61, Class FH, 4.99%, 11/25/2032 (b)	369	371
Series 2002-77, Class TF, 5.25%, 12/18/2032 (b)	73	74
Series 2012-134, Class JY, 3.00%, 12/25/2032	14,229	13,746
Series 2002-77, Class QG, 5.50%, 12/25/2032	174	180
Series 2002-84, Class DZ, 5.50%, 12/25/2032	87	90
Series 2002-94, Class BZ, 5.50%, 1/25/2033	497	513
Series 2013-18, Class TG, 2.00%, 2/25/2033	130	126
Series 2003-7, Class FB, 4.94%, 2/25/2033 (b)	109	109
Series 2013-31, Class NL, 4.00%, 4/25/2033	236	236
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	81	8
Series 2003-63, Class A7, 5.50%, 6/25/2033	897	927
Series 2003-49, IO, 6.50%, 6/25/2033	115	15
Series 2013-69, Class L, 3.00%, 7/25/2033	9,103	8,854
Series 2003-58, Class GL, 3.50%, 7/25/2033	59	58
Series 2013-133, Class WA, 3.00%, 8/25/2033	967	949
Series 2013-91, Class DZ, 3.00%, 9/25/2033	21,830	21,075
Series 2013-97, Class EL, 3.00%, 9/25/2033	12,682	12,335

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-84, Class PZ, 5.00%, 9/25/2033	31	32
Series 2013-100, Class WB, 3.00%, 10/25/2033	4,115	3,997
Series 2003-107, Class ZD, 6.00%, 11/25/2033	738	770
Series 2013-126, Class JZ, 3.50%, 12/25/2033	13,441	13,242
Series 2013-129, Class CZ, 2.50%, 1/25/2034	8,112	7,761
Series 2003-129, Class ZT, 5.50%, 1/25/2034	4,013	4,185
Series 2004-38, Class AO, PO, 5/25/2034	1,215	1,064
Series 2014-23, Class CZ, 3.50%, 5/25/2034	6,381	6,275
Series 2023-25, Class LV, 5.50%, 5/25/2034	5,900	6,086
Series 2004-72, Class F, 4.69%, 9/25/2034 (b)	33	33
Series 2004-91, Class BR, 5.50%, 12/25/2034	35	36
Series 2004-90, Class ZU, 6.00%, 12/25/2034	598	630
Series 2005-5, Class PA, 5.00%, 1/25/2035	108	107
Series 2004-101, Class AR, 5.50%, 1/25/2035	3	4
Series 2024-8, Class V, 5.50%, 2/25/2035	26,080	26,609
Series 2005-27, Class HZ, 5.00%, 4/25/2035	990	1,012
Series 2005-31, Class PB, 5.50%, 4/25/2035	289	299
Series 2015-31, Class UY, 3.00%, 5/25/2035	3,295	3,179
Series 2005-38, Class FK, 4.49%, 5/25/2035 (b)	193	192
Series 2015-41, Class CA, 3.00%, 6/25/2035	313	302
Series 2005-66, Class PF, 4.44%, 7/25/2035 (b)	45	44
Series 2005-55, Class PN, 5.50%, 7/25/2035	1,104	1,145
Series 2005-64, Class PL, 5.50%, 7/25/2035	22	23
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (b)	147	149
Series 2005-88, Class ZC, 5.00%, 10/25/2035	1,182	1,211
Series 2007-109, Class VZ, 5.00%, 10/25/2035	880	899
Series 2010-39, Class FT, 5.14%, 10/25/2035 (b)	352	355
Series 2005-84, Class MB, 5.75%, 10/25/2035	240	247
Series 2013-114, Class JA, 3.00%, 11/25/2035	—	—
Series 2015-87, Class TB, 4.00%, 11/25/2035	2,327	2,325
Series 2005-101, Class B, 5.00%, 11/25/2035	528	541
Series 2005-99, Class AF, 4.54%, 12/25/2035 (b)	61	61
Series 2014-88, Class ER, 2.50%, 2/25/2036	30	29
Series 2006-16, Class FC, 4.49%, 3/25/2036 (b)	35	35
Series 2006-14, Class DB, 5.50%, 3/25/2036	199	207
Series 2006-3, Class ZA, 5.50%, 3/25/2036	5,177	5,383
Series 2006-27, Class BF, 4.49%, 4/25/2036 (b)	56	55
Series 2025-31, Class NV, 5.50%, 4/25/2036	4,807	4,953
Series 2006-46, Class FW, 4.59%, 6/25/2036 (b)	151	150
Series 2006-42, Class PF, 4.60%, 6/25/2036 (b)	101	100
Series 2006-50, Class PE, 5.00%, 6/25/2036	195	200
Series 2009-71, Class JT, 6.00%, 6/25/2036	118	124
Series 2006-58, Class ST, IF, IO, 2.96%, 7/25/2036 (b)	355	38
Series 2006-101, Class FC, 4.49%, 7/25/2036 (b)	48	47
Series 2006-101, Class FD, 4.49%, 7/25/2036 (b)	31	30
Series 2006-56, Class DC, 4.84%, 7/25/2036 (b)	127	125
Series 2025-62, Class CV, 5.50%, 7/25/2036	7,955	8,243
Series 2025-62, Class VB, 5.50%, 7/25/2036	8,101	8,393

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-62, Class HV, 5.00%, 8/25/2036	6,809	6,946
Series 2025-75, Class AV, 5.50%, 8/25/2036	11,997	12,359
Series 2007-1, Class NF, 4.44%, 2/25/2037 (b)	99	99
Series 2007-22, Class SC, IF, IO, 1.89%, 3/25/2037 (b)	5	—
Series 2007-16, Class FC, 4.94%, 3/25/2037 (b)	10	10
Series 2007-33, Class MS, IF, IO, 2.40%, 4/25/2037 (b)	677	67
Series 2007-57, Class ZE, 4.75%, 5/25/2037	5	5
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	1,130	1,187
Series 2007-61, Class PE, 5.50%, 7/25/2037	1,729	1,804
Series 2008-5, Class PE, 5.00%, 8/25/2037	55	56
Series 2007-85, Class SH, IF, IO, 2.31%, 9/25/2037 (b)	490	21
Series 2007-117, Class FM, 4.89%, 1/25/2038 (b)	95	95
Series 2007-117, Class MF, 4.89%, 1/25/2038 (b)	178	178
Series 2008-18, Class SE, IF, IO, 2.08%, 3/25/2038 (b)	71	6
Series 2008-25, Class DZ, 5.75%, 4/25/2038	365	369
Series 2022-8, Class D, 2.00%, 8/25/2038	7,682	7,223
Series 2008-83, Class CA, 6.00%, 9/25/2038	304	325
Series 2009-29, Class LA, 1.08%, 5/25/2039 (b)	651	596
Series 2013-25, Class DC, 2.50%, 6/25/2039	234	227
Series 2009-59, Class HB, 5.00%, 8/25/2039	764	783
Series 2009-70, Class FA, 5.39%, 9/25/2039 (b)	54	55
Series 2009-73, Class HJ, 6.00%, 9/25/2039	78	82
Series 2009-86, Class PE, 5.00%, 10/25/2039	1,705	1,751
Series 2013-125, Class AB, 4.00%, 11/25/2039	138	137
Series 2009-87, Class B, 4.50%, 11/25/2039	563	568
Series 2009-112, Class SW, IF, IO, 2.06%, 1/25/2040 (b)	1,441	141
Series 2010-35, Class KF, 4.69%, 4/25/2040 (b)	55	55
Series 2010-37, Class CY, 5.00%, 4/25/2040	32	33
Series 2011-61, Class ZA, 5.00%, 4/25/2040	564	581
Series 2010-43, Class HJ, 5.50%, 5/25/2040	108	112
Series 2010-58, Class FA, 4.74%, 6/25/2040 (b)	188	187
Series 2010-58, Class FY, 4.92%, 6/25/2040 (b)	93	94
Series 2010-64, Class DM, 5.00%, 6/25/2040	279	283
Series 2010-109, Class M, 3.00%, 9/25/2040	625	612
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	82	3
Series 2011-74, Class LQ, 4.50%, 11/25/2040	13,384	13,572
Series 2010-154, Class MW, 3.50%, 1/25/2041	2,294	2,253
Series 2011-63, Class LB, 4.00%, 1/25/2041	1,970	1,953
Series 2011-18, Class KY, 4.00%, 3/25/2041	434	430
Series 2011-35, Class PE, 4.00%, 4/25/2041	756	739
Series 2011-53, Class FT, 4.77%, 6/25/2041 (b)	75	75
Series 2011-52, Class GB, 5.00%, 6/25/2041	60	62
Series 2011-128, Class KP, 4.50%, 7/25/2041	20	20
Series 2011-59, Class NZ, 5.50%, 7/25/2041	445	464
Series 2011-64, Class DT, 5.80%, 7/25/2041	25,692	26,986
Series 2012-147, Class NE, 1.75%, 8/25/2041	745	721
Series 2012-14, Class PA, 2.00%, 8/25/2041	90	87
Series 2013-72, Class LY, 3.50%, 8/25/2041	147	146

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-45, Class GA, 2.50%, 9/25/2041	60	59
Series 2013-126, Class CA, 4.00%, 9/25/2041	157	156
Series 2011-123, Class BP, 2.00%, 10/25/2041	1,980	1,865
Series 2011-141, Class MA, 3.50%, 10/25/2041	6	6
Series 2012-64, Class PK, 4.50%, 12/25/2041	663	662
Series 2012-113, Class DC, 2.25%, 1/25/2042	72	70
Series 2012-27, Class PL, 2.00%, 2/25/2042	77	74
Series 2012-139, Class NY, 5.00%, 2/25/2042	924	946
Series 2012-133, Class AP, 1.75%, 3/25/2042	2,507	2,324
Series 2012-100, Class TL, 4.00%, 4/25/2042	162	162
Series 2012-80, Class EB, 4.50%, 4/25/2042	30	30
Series 2013-9, Class CB, 5.50%, 4/25/2042	8,663	8,985
Series 2013-73, Class PG, 2.50%, 6/25/2042	490	471
Series 2012-128, Class VF, 4.44%, 6/25/2042 (b)	243	242
Series 2013-93, Class PJ, 3.00%, 7/25/2042	399	388
Series 2013-96, Class FY, 4.54%, 7/25/2042 (b)	134	132
Series 2013-34, Class PC, 2.50%, 8/25/2042	314	303
Series 2014-18, Class DE, 4.00%, 8/25/2042	451	449
Series 2012-94, Class K, 2.00%, 9/25/2042	711	631
Series 2013-60, Class PD, 2.00%, 10/25/2042	369	350
Series 2012-112, Class DA, 3.00%, 10/25/2042	1,446	1,347
Series 2013-81, Class NC, 3.00%, 10/25/2042	108	107
Series 2013-72, Class AF, 4.44%, 11/25/2042 (b)	1	1
Series 2013-6, Class HD, 1.50%, 12/25/2042	255	230
Series 2013-35, Class LP, 3.00%, 1/25/2043	5,531	5,385
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,191	1,134
Series 2013-10, Class PA, 1.50%, 2/25/2043	730	642
Series 2013-10, Class UB, 2.00%, 2/25/2043	858	747
Series 2013-58, Class FP, 4.44%, 2/25/2043 (b)	409	405
Series 2013-18, Class BZ, 3.00%, 3/25/2043	5,015	4,888
Series 2013-100, Class PL, 4.50%, 3/25/2043	441	446
Series 2013-66, Class LB, 1.50%, 4/25/2043	25	24
Series 2013-26, Class ZV, 3.50%, 4/25/2043	10,123	9,662
Series 2013-33, Class UZ, 3.50%, 4/25/2043	6,999	6,685
Series 2013-64, Class PF, 4.44%, 4/25/2043 (b)	352	348
Series 2013-66, Class MB, 3.00%, 7/25/2043	1,571	1,456
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,281	1,103
Series 2014-32, Class DK, 3.00%, 8/25/2043	273	265
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	579
Series 2015-34, Class UP, 3.00%, 11/25/2043	443	434
Series 2020-45, Class CB, 2.00%, 2/25/2044	2,959	2,820
Series 2025-2, Class GB, 4.00%, 2/25/2044	1,789	1,777
Series 2016-80, Class KV, 3.00%, 6/25/2044	1,853	1,829
Series 2014-56, Class Z, 3.50%, 9/25/2044	4,838	4,608
Series 2016-100, Class P, 3.50%, 11/25/2044	44	43
Series 2015-28, Class JE, 3.00%, 5/25/2045	18,468	17,943
Series 2015-33, Class DT, 2.50%, 6/25/2045	315	301
Series 2015-51, Class KC, 3.00%, 6/25/2045	157	153

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2023-12, Class GB, 6.00%, 6/25/2045	18,431	18,828
Series 2023-42, Class B, 6.00%, 7/25/2045	13,692	13,995
Series 2017-18, Class DA, 3.00%, 8/25/2045	422	415
Series 2016-84, Class LA, 3.00%, 12/25/2045	626	602
Series 2016-2, Class GA, 3.00%, 2/25/2046	1,220	1,170
Series 2024-20, Class HD, 5.50%, 3/25/2046	6,072	6,132
Series 2016-16, Class AL, 3.00%, 4/25/2046	7,341	6,828
Series 2017-15, Class PE, 3.50%, 4/25/2046	831	811
Series 2016-26, Class CG, 3.00%, 5/25/2046	22,963	22,217
Series 2017-68, Class HQ, 3.00%, 7/25/2046	907	864
Series 2016-80, Class JP, 3.00%, 11/25/2046	523	475
Series 2017-27, Class E, 3.00%, 11/25/2046	1,873	1,755
Series 2017-85, Class HA, 3.00%, 12/25/2046	944	902
Series 2017-11, Class PH, 2.50%, 3/25/2047	166	143
Series 2018-8, Class KL, 2.50%, 3/25/2047	7,739	7,136
Series 2017-10, Class AE, 3.00%, 3/25/2047	1,431	1,378
Series 2017-9, Class B, 3.00%, 3/25/2047	1,600	1,542
Series 2017-10, Class FA, 4.59%, 3/25/2047 (b)	138	137
Series 2017-84, Class JA, 2.75%, 9/25/2047	471	426
Series 2017-96, Class MA, 3.00%, 12/25/2047	373	335
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,513	2,270
Series 2018-37, Class BC, 3.50%, 12/25/2047	214	204
Series 2024-41, Class GA, 5.50%, 2/25/2048	3,960	3,995
Series 2018-13, Class PA, 3.00%, 3/25/2048	6,458	5,882
Series 2018-15, Class NZ, 3.00%, 3/25/2048	6,680	6,125
Series 2018-15, Class ZG, 3.50%, 3/25/2048	1,455	1,347
Series 2019-17, Class KA, 3.50%, 4/25/2048	151	149
Series 2019-65, Class PA, 2.50%, 5/25/2048	122	114
Series 2019-11, Class EA, 3.00%, 5/25/2048	491	469
Series 2019-20, Class PB, 2.75%, 7/25/2048	212	195
Series 2018-87, Class BA, 4.00%, 7/25/2048	95	92
Series 2020-94, PO, 9/25/2048	350	291
Series 2019-9, Class ZA, 3.50%, 9/25/2048	5,586	5,132
Series 2019-51, Class DW, 3.50%, 11/25/2048	313	308
Series 2023-61, Class G, 5.50%, 1/25/2049	16,540	16,650
Series 2020-49, Class GA, 1.50%, 2/25/2049	2,013	1,706
Series 2019-3, Class AB, 3.20%, 2/25/2049	8,078	7,838
Series 2009-11, Class ZY, 5.50%, 3/25/2049	2,373	2,367
Series 2019-13, Class CG, 4.50%, 4/25/2049	2,125	2,141
Series 2019-18, Class BA, 3.50%, 5/25/2049	6,077	5,913
Series 2019-70, Class JA, 2.50%, 9/25/2049	92	82
Series 2019-72, Class KA, 2.50%, 9/25/2049	152	134
Series 2020-15, Class EA, 2.00%, 10/25/2049	540	465
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	783
Series 2019-81, Class LA, 2.50%, 12/25/2049	293	262
Series 2020-7, Class DZ, 3.00%, 2/25/2050	624	535
Series 2020-15, Class EM, 3.00%, 3/25/2050	491	427
Series 2025-2, Class BA, 6.00%, 3/25/2050	13,889	14,112

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-29, Class A, 5.50%, 6/25/2050	7,802	7,901
Series 2024-81, Class BA, 5.00%, 7/25/2050	8,067	8,073
Series 2025-57, Class B, 5.50%, 9/25/2050	7,201	7,292
Series 2024-60, Class H, 5.00%, 11/25/2050	8,472	8,492
Series 2025-5, Class HA, 5.25%, 2/25/2051	4,362	4,395
Series 2024-65, Class DB, 5.00%, 5/25/2051	9,780	9,785
Series 2024-50, Class DA, 5.50%, 5/25/2051	3,420	3,426
Series 2025-44, Class A, 5.00%, 12/25/2051	3,971	3,968
Series 2025-66, Class LA, 5.00%, 12/25/2051	14,197	14,272
Series 2025-42, Class NA, 5.50%, 4/25/2052	16,556	16,796
Series 2025-44, Class EA, 5.00%, 6/25/2052	5,871	5,915
Series 2022-43, Class P, 4.00%, 7/25/2052	7,192	7,091
Series 2024-96, Class EA, 5.50%, 3/25/2053	11,949	12,147
Series 2024-58, Class BA, 5.00%, 9/25/2053	13,621	13,843
Series 2019-33, Class MA, 3.50%, 7/25/2055	303	300
Series 2018-70, Class HA, 3.50%, 10/25/2056	375	369
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 4.59%, 6/25/2037 (b)	89	88
Series 2007-106, Class A7, 6.06%, 10/25/2037 (b)	89	90
Series 2001-50, Class BA, 7.00%, 10/25/2041	32	33
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	16	16
Series 334, Class 17, IO, 6.50%, 2/25/2033 (b)	71	8
Series 334, Class 13, IO, 6.00%, 3/25/2033 (b)	61	7
Series 334, Class 9, IO, 6.00%, 3/25/2033	160	17
Series 356, Class 16, IO, 5.50%, 6/25/2035 (b)	43	6
Series 359, Class 16, IO, 5.50%, 10/25/2035 (b)	44	6
Series 369, Class 19, IO, 6.00%, 10/25/2036 (b)	23	4
Series 369, Class 26, IO, 6.50%, 10/25/2036 (b)	16	3
Series 386, Class 20, IO, 6.50%, 8/25/2038 (b)	99	16
Series 394, Class C3, IO, 6.50%, 9/25/2038	175	28
Series 411, Class A3, 3.00%, 8/25/2042	858	797
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 4.45%, 11/25/2046 (b)	620	615
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	9	9
Series 2011-155, Class A, 3.00%, 11/20/2026	4	4
Series 2013-75, Class AC, 1.50%, 5/20/2028	222	217
Series 2003-50, Class F, 4.37%, 5/16/2033 (b)	20	20
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	11	—
Series 2003-102, Class PE, 6.00%, 11/20/2033	580	580
Series 2023-131, Class KV, 6.00%, 7/20/2034	3,547	3,642
Series 2024-26, Class NV, 6.00%, 12/20/2034	9,665	9,910
Series 2025-22, Class HV, 5.00%, 2/20/2036	6,027	6,141
Series 2006-26, Class S, IF, IO, 2.43%, 6/20/2036 (b)	2,308	20
Series 2007-16, Class KU, IF, IO, 2.58%, 4/20/2037 (b)	1,254	38
Series 2009-106, Class XL, IF, IO, 2.68%, 6/20/2037 (b)	1,105	49
Series 2008-75, Class SP, IF, IO, 3.40%, 8/20/2038 (b)	484	20
Series 2009-14, Class SA, IF, IO, 2.01%, 3/20/2039 (b)	1,469	44

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-14, Class KS, IF, IO, 2.23%, 3/20/2039 (b)	609	21
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	182	10
Series 2009-75, Class NB, 4.50%, 6/20/2039	20	20
Series 2010-59, Class HZ, 4.50%, 5/16/2040	945	954
Series 2010-98, Class ME, 4.50%, 8/20/2040	8,148	8,239
Series 2025-2, Class EA, 4.50%, 9/20/2040	17,917	17,976
Series 2013-71, Class NA, 2.50%, 8/20/2041	25	24
Series 2012-96, Class WP, 6.50%, 8/16/2042	1,748	1,854
Series 2013-42, Class ND, 1.75%, 11/20/2042	59	56
Series 2013-28, Class DE, 1.75%, 12/20/2042	161	146
Series 2014-3, Class GA, 2.50%, 1/16/2044	2,540	2,424
Series 2014-12, Class ZA, 3.00%, 1/20/2044	12,169	11,341
Series 2014-41, Class AL, 2.25%, 3/16/2044	3,522	3,329
Series 2018-29, Class LC, 3.00%, 4/20/2044	31	30
Series 2014-137, Class DT, 2.25%, 9/16/2044	6,507	6,132
Series 2016-25, Class QH, 3.00%, 12/16/2044	816	790
Series 2015-80, Class CP, 4.50%, 6/20/2045	187	184
Series 2015-80, Class CQ, 5.00%, 6/20/2045	135	135
Series 2018-36, Class AM, 3.00%, 7/20/2045	270	264
Series 2016-79, Class LA, 3.00%, 9/20/2045	111	110
Series 2016-90, Class MA, 3.00%, 10/20/2045	72	71
Series 2024-84, Class BA, 5.75%, 11/20/2045	15,775	15,846
Series 2023-107, Class PA, 5.50%, 1/20/2046	5,611	5,713
Series 2020-125, Class AG, 2.50%, 2/20/2046	785	765
Series 2016-91, Class WH, 2.75%, 3/20/2046	818	762
Series 2023-196, Class A, 4.50%, 4/20/2046	8,998	8,977
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,802	2,412
Series 2017-139, Class PE, 2.75%, 8/20/2047	3,170	2,780
Series 2023-164, Class DA, 5.50%, 10/20/2047	7,095	7,115
Series 2018-34, Class TY, 3.50%, 3/20/2048	723	666
Series 2023-43, Class AB, 5.50%, 4/20/2048	6,939	7,019
Series 2024-89, Class AM, 5.50%, 3/20/2049	17,897	18,041
Series 2024-43, Class JA, 5.50%, 5/20/2049	20,248	20,448
Series 2019-74, Class AT, 3.00%, 6/20/2049	375	352
Series 2023-58, Class BA, 5.00%, 6/20/2049	2,662	2,671
Series 2019-145, Class PA, 3.50%, 8/20/2049	140	135
Series 2023-183, Class A, 4.50%, 11/20/2049	5,821	5,818
Series 2020-5, Class NA, 3.50%, 12/20/2049	2,518	2,382
Series 2020-74, Class DY, 2.00%, 5/20/2050	786	665
Series 2020-83, Class KP, 3.00%, 6/20/2050	238	211
Series 2025-22, Class HE, 5.00%, 7/20/2050	13,210	13,269
Series 2023-147, Class AC, 6.00%, 7/20/2050	5,000	5,155
Series 2025-127, Class AB, 5.00%, 1/20/2051	8,808	8,875
Series 2025-113, Class KA, 5.50%, 8/20/2051	26,472	26,904
Series 2024-24, Class AD, 5.00%, 3/20/2052	10,849	10,917
Series 2025-113, Class HA, 5.50%, 3/20/2052	8,755	8,906
Series 2024-101, Class ED, 5.00%, 4/20/2052	14,746	14,825
Series 2024-8, Class WA, 5.00%, 7/20/2052	4,058	4,064

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2025-22, Class A, 5.00%, 9/20/2052	6,875	6,908
Series 2025-113, Class NA, 5.00%, 4/20/2053	15,550	15,596
Series 2023-80, Class AC, 6.00%, 6/20/2053	4,141	4,234
Series 2025-89, Class EC, 5.00%, 11/20/2053	1,668	1,684
Series 2024-46, Class KB, 5.00%, 12/20/2053	1,815	1,842
Series 2024-79, Class PT, 6.00%, 5/20/2054	7,324	7,501
Series 2024-144, Class DB, 6.50%, 9/20/2054	5,668	5,828
Series 2024-203, Class HA, 6.50%, 10/20/2054	5,478	5,669
Series 2024-19, Class E, 5.00%, 9/20/2057	16,430	16,448
Series 2023-115, Class E, 5.50%, 11/20/2057	11,243	11,331
Series 2010-H26, Class LF, 4.57%, 8/20/2058 (b)	8	8
Series 2024-19, Class EB, 5.50%, 6/20/2059	5,335	5,412
Series 2010-H03, Class FA, 4.65%, 3/20/2060 (b)	414	414
Series 2011-H07, Class FA, 4.72%, 2/20/2061 (b)	362	362
Series 2011-H08, Class FA, 4.82%, 2/20/2061 (b)	222	222
Series 2011-H11, Class FA, 4.72%, 3/20/2061 (b)	70	70
Series 2011-H11, Class FB, 4.72%, 4/20/2061 (b)	47	47
Series 2011-H21, Class FA, 4.82%, 10/20/2061 (b)	29	29
Series 2013-H05, Class FB, 4.50%, 2/20/2062 (b)	58	57
Series 2012-H14, Class FK, 4.80%, 7/20/2062 (b)	38	38
Series 2012-H18, Class NA, 4.74%, 8/20/2062 (b)	35	35
Series 2012-H20, Class BA, 4.78%, 9/20/2062 (b)	50	50
Series 2012-H23, Class WA, 4.74%, 10/20/2062 (b)	44	44
Series 2012-H29, Class FA, 4.74%, 10/20/2062 (b)	11	11
Series 2012-H30, Class GA, 4.57%, 12/20/2062 (b)	36	36
Series 2023-112, Class BA, 6.50%, 12/20/2062	3,915	4,076
Series 2013-H08, Class FA, 4.57%, 3/20/2063 (b)	106	106
Series 2013-H11, Class FA, 4.67%, 4/20/2063 (b)	53	53
Series 2013-H14, Class FG, 4.69%, 5/20/2063 (b)	116	116
Series 2013-H15, Class FA, 4.76%, 6/20/2063 (b)	103	103
Series 2013-H19, Class FC, 4.82%, 8/20/2063 (b)	130	130
Series 2014-H05, Class FB, 4.82%, 12/20/2063 (b)	28	28
Series 2014-H02, Class FB, 4.87%, 12/20/2063 (b)	98	98
Series 2024-64, Class ED, 5.50%, 4/20/2064	4,802	4,887
Series 2014-H14, Class GF, 4.69%, 7/20/2064 (b)	28	28
Series 2014-H16, Class FL, 4.86%, 7/20/2064 (b)	220	220
Series 2014-H21, Class FA, 4.87%, 10/20/2064 (b)	95	95
Series 2015-H04, Class FL, 4.86%, 2/20/2065 (b)	41	41
Series 2015-H06, Class FB, 4.87%, 2/20/2065 (b)	4,004	4,007
Series 2015-H13, Class FG, 4.62%, 4/20/2065 (b)	57	57
Series 2015-H10, Class FH, 4.82%, 4/20/2065 (b)	378	378
Series 2015-H09, Class FA, 4.84%, 4/20/2065 (b)	128	128
Series 2015-H10, Class FK, 4.84%, 4/20/2065 (b)	4,102	4,101
Series 2015-H14, Class FB, 4.65%, 5/20/2065 (b)	19	19
Series 2015-H12, Class FB, 4.82%, 5/20/2065 (b)	2,301	2,301
Series 2015-H12, Class FD, 4.82%, 5/20/2065 (b)	408	408
Series 2015-H14, Class FA, 4.79%, 6/20/2065 (b)	1,015	1,014
Series 2015-H16, Class FM, 4.82%, 7/20/2065 (b)	874	873

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H24, Class FA, 4.87%, 9/20/2065 (b)	1,888	1,889
Series 2015-H27, Class FA, 4.97%, 9/20/2065 (b)	362	362
Series 2015-H25, Class FD, 4.87%, 10/20/2065 (b)	1,979	1,980
Series 2015-H29, Class FA, 4.92%, 10/20/2065 (b)	1	1
Series 2015-H29, Class FJ, 4.90%, 11/20/2065 (b)	1,129	1,130
Series 2016-H01, Class FA, 5.12%, 1/20/2066 (b)	1,106	1,110
Series 2016-H06, Class FC, 5.14%, 2/20/2066 (b)	689	692
Series 2016-H06, Class FA, 5.17%, 2/20/2066 (b)	821	825
Series 2016-H09, Class FN, 5.07%, 3/20/2066 (b)	817	819
Series 2016-H14, Class FA, 5.02%, 6/20/2066 (b)	371	372
Series 2016-H22, Class FA, 4.99%, 10/20/2066 (b)	1,508	1,511
Series 2016-H24, Class AF, 5.07%, 11/20/2066 (b)	825	828
Series 2017-H07, Class FG, 4.68%, 2/20/2067 (b)	86	86
Series 2017-H14, Class FD, 4.69%, 6/20/2067 (b)	157	157
Series 2017-H16, Class CF, 4.69%, 7/20/2067 (b)	2,687	2,686
Series 2017-H15, Class FN, 4.72%, 7/20/2067 (b)	61	61
Series 2017-H19, Class FA, 4.67%, 8/20/2067 (b)	165	165
Series 2018-H04, Class FG, 4.50%, 2/20/2068 (b)	98	98
Series 2018-H07, Class FE, 4.57%, 2/20/2068 (b)	14	14
Series 2019-H01, Class FT, 4.62%, 10/20/2068 (b)	135	134
Series 2019-H05, Class FT, 4.07%, 4/20/2069 (b)	432	430
Series 2019-H14, Class FH, 4.92%, 8/20/2069 (b)	10,478	10,451
Series 2020-H13, Class FK, 4.72%, 7/20/2070 (b)	2,155	2,148
Homeward Opportunities Fund Trust Series 2025-RRTL2, Class A1, 5.24%, 9/25/2040 (a) (d)	13,890	13,934
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	97	94
Series 2006-A2, Class 4A1, 6.45%, 8/25/2034 (b)	223	229
Legacy Mortgage Asset Trust Series 2021-GS3, Class A1, 5.75%, 7/25/2061 (a) (d)	2,837	2,837
LHOME Mortgage Trust
Series 2024-RTL5, Class A1, 5.32%, 9/25/2039 (a) (d)	13,067	13,081
Series 2025-RTL1, Class A1, 5.65%, 1/25/2040 (a) (d)	6,579	6,619
Series 2025-RTL2, Class A1, 5.61%, 4/25/2040 (a) (b)	3,500	3,522
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust
Series 2024-RTL3, Class A1, 5.91%, 11/25/2039 (a) (d)	12,170	12,300
Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (b)	717	637
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (d)	12,035	12,102
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (d)	15,750	15,868
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 4.59%, 12/25/2035 (b)	1,170	284
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (d)	7,000	7,011
OBX Trust Series 2020-EXP3, Class 2A1, 4.97%, 1/25/2060 (a) (b)	295	294
Roc Mortgage Trust Series 2025-RTL1, Class A1, 5.63%, 2/25/2040 (a) (d)	3,080	3,095
Toorak Mortgage Trust Series 2025-RRTL1, Class A1, 5.52%, 2/25/2040 (a) (d)	13,600	13,689
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (b)	205	204
Total Collateralized Mortgage Obligations (Cost $1,965,857)		1,951,357

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — 7.4%
FHLMC
Pool # 1B2844, ARM, 6.55%, 3/1/2035 (b)	24	25
Pool # 1L1380, ARM, 6.69%, 3/1/2035 (b)	416	432
Pool # 1L1379, ARM, 7.00%, 10/1/2035 (b)	308	319
Pool # 1G1861, ARM, 6.91%, 3/1/2036 (b)	111	115
Pool # 1J1380, ARM, 7.37%, 3/1/2036 (b)	24	25
Pool # 1J1313, ARM, 6.23%, 6/1/2036 (b)	28	28
Pool # 1G1028, ARM, 6.41%, 7/1/2036 (b)	10	10
Pool # 1K0035, ARM, 6.36%, 8/1/2036 (b)	46	47
Pool # 1N0273, ARM, 6.48%, 8/1/2036 (b)	38	39
Pool # 1J1393, ARM, 6.26%, 10/1/2036 (b)	88	90
Pool # 1J1378, ARM, 6.27%, 11/1/2036 (b)	87	89
Pool # 1N0346, ARM, 6.06%, 12/1/2036 (b)	86	87
Pool # 1J1467, ARM, 6.26%, 12/1/2036 (b)	75	78
Pool # 1J1418, ARM, 6.32%, 12/1/2036 (b)	55	56
Pool # 1J1541, ARM, 6.54%, 1/1/2037 (b)	248	253
Pool # 1J1516, ARM, 6.63%, 2/1/2037 (b)	15	15
Pool # 1N1458, ARM, 6.19%, 3/1/2037 (b)	75	76
Pool # 1J1635, ARM, 6.46%, 3/1/2037 (b)	103	107
Pool # 1J1522, ARM, 7.05%, 3/1/2037 (b)	39	40
Pool # 1Q0339, ARM, 6.79%, 4/1/2037 (b)	7	7
Pool # 1Q0697, ARM, 6.19%, 5/1/2037 (b)	395	406
Pool # 1J1681, ARM, 6.73%, 6/1/2037 (b)	317	326
Pool # 1J1685, ARM, 6.73%, 6/1/2037 (b)	129	132
Pool # 847871, ARM, 5.71%, 8/1/2037 (b)	92	92
Pool # 1J2834, ARM, 6.64%, 8/1/2037 (b)	12	13
Pool # 1Q0476, ARM, 6.56%, 10/1/2037 (b)	63	64
Pool # 1J2945, ARM, 6.50%, 11/1/2037 (b)	44	44
Pool # 1Q0894, ARM, 7.11%, 1/1/2038 (b)	111	114
Pool # 1Q0722, ARM, 6.83%, 4/1/2038 (b)	95	98
FHLMC Gold Pools, 15 Year
Pool # J14783, 4.00%, 3/1/2026	1	1
Pool # G14643, 4.00%, 8/1/2026	3	3
Pool # G14973, 4.00%, 12/1/2028	19	19
Pool # J30812, 3.00%, 2/1/2030	3,293	3,244
Pool # J31731, 3.00%, 5/1/2030	125	123
Pool # G16018, 3.00%, 12/1/2031	2,024	1,985
Pool # G18643, 2.50%, 5/1/2032	6,538	6,327
FHLMC Gold Pools, 20 Year
Pool # G30325, 5.50%, 3/1/2027	47	47
Pool # C91261, 4.50%, 8/1/2029	37	37
Pool # C91349, 4.50%, 12/1/2030	47	47
Pool # G30565, 4.50%, 10/1/2031	109	110
Pool # G30701, 5.00%, 11/1/2031	37	37
Pool # C91388, 3.50%, 2/1/2032	1,121	1,106
Pool # C91447, 3.50%, 5/1/2032	87	86
Pool # C91449, 4.00%, 5/1/2032	369	369
Pool # C91581, 3.00%, 11/1/2032	471	459

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # K90311, 3.00%, 4/1/2033	957	930
Pool # G30669, 4.50%, 12/1/2033	628	635
Pool # C91761, 4.00%, 5/1/2034	509	508
Pool # K92617, 3.00%, 4/1/2035	2,784	2,669
Pool # C91862, 3.50%, 1/1/2036	1,901	1,859
Pool # C91880, 3.50%, 6/1/2036	1,020	997
FHLMC Gold Pools, 30 Year
Pool # A30588, 6.00%, 7/1/2032	42	42
Pool # G01665, 5.50%, 3/1/2034	909	935
Pool # G05046, 5.00%, 11/1/2036	56	58
Pool # G03073, 5.50%, 7/1/2037	484	506
Pool # G04772, 7.00%, 8/1/2038	54	58
Pool # G05091, 4.50%, 9/1/2038	437	443
Pool # G05798, 5.50%, 1/1/2040	121	126
Pool # G08729, 4.50%, 9/1/2046	322	322
FHLMC Gold Pools, Other
Pool # T45022, 2.50%, 1/1/2028	783	771
Pool # U79013, 2.50%, 4/1/2028	144	142
Pool # U79014, 2.50%, 5/1/2028	183	180
Pool # T40143, 2.50%, 7/1/2028	173	170
Pool # U79019, 3.00%, 7/1/2028	32	32
Pool # U79026, 2.50%, 9/1/2028	41	40
Pool # U49013, 3.00%, 9/1/2028	305	302
Pool # G20027, 10.00%, 10/1/2030	3	3
Pool # U59041, 3.00%, 12/1/2033	374	363
Pool # ZT1051, 3.50%, 12/1/2033	1,305	1,283
Pool # G20028, 7.50%, 12/1/2036	544	560
Pool # RE6019, 3.00%, 12/1/2049	463	409
Pool # RE6030, 3.50%, 2/1/2050	350	321
Pool # RE6028, 3.00%, 4/1/2050	281	246
Pool # RE6048, 2.50%, 5/1/2050	1,177	989
FHLMC UMBS, 10 Year
Pool # RD5058, 2.00%, 5/1/2031	9,364	8,968
Pool # RD5059, 1.50%, 6/1/2031	10,208	9,648
Pool # RD5121, 4.50%, 9/1/2032	1,659	1,671
Pool # RD5122, 4.00%, 10/1/2032	1,896	1,892
Pool # RD5146, 4.50%, 5/1/2033	1,905	1,918
Pool # RD5150, 5.00%, 5/1/2033	3,536	3,598
Pool # RD5157, 4.50%, 7/1/2033	1,451	1,460
Pool # RD5240, 5.00%, 4/1/2035	4,876	4,937
FHLMC UMBS, 15 Year
Pool # ZS6893, 3.00%, 1/1/2029	6,901	6,810
Pool # ZK7588, 3.00%, 2/1/2029	3,780	3,737
Pool # ZS7344, 3.00%, 1/1/2031	6,907	6,773
Pool # SB1025, 2.50%, 2/1/2031	7,104	6,909
Pool # ZS8602, 3.00%, 3/1/2031	2,231	2,185
Pool # ZK8739, 3.00%, 5/1/2032	5,731	5,600
Pool # SB0722, 3.00%, 4/1/2033	3,016	2,962

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # ZS8076, 4.00%, 7/1/2033	941	942
Pool # ZS8124, 4.00%, 8/1/2033	1,473	1,476
Pool # SB1084, 3.00%, 3/1/2035	8,770	8,601
Pool # SB8100, 1.00%, 3/1/2036	2,902	2,543
Pool # SB0754, 2.00%, 3/1/2036	728	677
Pool # SB1182, 6.00%, 2/1/2038	18,165	18,810
Pool # SB1098, 6.00%, 2/1/2039	6,157	6,383
Pool # SB1376, 6.00%, 12/1/2039	11,325	11,741
FHLMC UMBS, 20 Year
Pool # ZA2217, 3.50%, 2/1/2032	7,331	7,226
Pool # ZT2375, 4.00%, 3/1/2032	5,764	5,749
Pool # ZS9162, 3.00%, 9/1/2033	3,315	3,226
Pool # ZT1674, 5.00%, 2/1/2035	1,557	1,577
Pool # SC0379, 4.50%, 4/1/2035	2,480	2,496
Pool # ZA2393, 3.00%, 10/1/2035	12,924	12,406
Pool # ZT1808, 3.50%, 5/1/2037	5,880	5,767
Pool # ZA5795, 4.00%, 11/1/2038	7,562	7,477
Pool # SC0353, 6.00%, 4/1/2043	24,366	25,056
Pool # SC0530, 6.00%, 8/1/2044	15,752	16,215
Pool # SC0594, 6.00%, 11/1/2044	11,112	11,435
FHLMC UMBS, 30 Year
Pool # SD5976, 5.00%, 7/1/2044	11,715	12,127
Pool # SD1278, 5.00%, 9/1/2049	5,965	6,172
Pool # SD4986, 5.50%, 11/1/2052	4,636	4,757
FNMA
Pool # 409902, ARM, 6.37%, 6/1/2027 (b)	1	1
Pool # 52597, ARM, 4.33%, 7/1/2027 (b)	—	—
Pool # 810896, ARM, 5.99%, 1/1/2035 (b)	11	11
Pool # 865095, ARM, 7.18%, 10/1/2035 (b)	151	157
Pool # AD0295, ARM, 7.00%, 3/1/2036 (b)	198	205
Pool # 877009, ARM, 7.07%, 3/1/2036 (b)	138	143
Pool # 894571, ARM, 7.13%, 3/1/2036 (b)	333	348
Pool # 895687, ARM, 6.06%, 5/1/2036 (b)	29	30
Pool # 882099, ARM, 6.65%, 7/1/2036 (b)	57	58
Pool # 884722, ARM, 6.12%, 8/1/2036 (b)	25	25
Pool # 886558, ARM, 6.34%, 8/1/2036 (b)	81	83
Pool # 745858, ARM, 6.54%, 8/1/2036 (b)	6	6
Pool # 887714, ARM, 6.67%, 8/1/2036 (b)	34	35
Pool # AD0296, ARM, 6.00%, 12/1/2036 (b)	148	151
Pool # 870920, ARM, 6.17%, 12/1/2036 (b)	10	11
Pool # 905196, ARM, 6.41%, 12/1/2036 (b)	12	12
Pool # 920954, ARM, 5.92%, 1/1/2037 (b)	237	242
Pool # 888143, ARM, 6.55%, 1/1/2037 (b)	25	25
Pool # 913984, ARM, 6.09%, 2/1/2037 (b)	103	104
Pool # 910178, ARM, 6.75%, 3/1/2037 (b)	275	283
Pool # 936588, ARM, 5.64%, 4/1/2037 (b)	51	52
Pool # 888750, ARM, 6.75%, 4/1/2037 (b)	21	22
Pool # 948208, ARM, 5.82%, 7/1/2037 (b)	149	151

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 944105, ARM, 6.27%, 7/1/2037 (b)	1	1
Pool # 950385, ARM, 5.53%, 8/1/2037 (b)	2	2
Pool # 950382, ARM, 5.75%, 8/1/2037 (b)	395	402
Pool # 952182, ARM, 6.20%, 11/1/2037 (b)	49	51
Pool # 995108, ARM, 6.21%, 11/1/2037 (b)	124	127
Pool # AD0081, ARM, 6.35%, 11/1/2037 (b)	33	34
Pool # 966911, ARM, 6.61%, 12/1/2037 (b)	15	15
FNMA UMBS, 10 Year
Pool # MA4040, 2.00%, 6/1/2030	219	211
Pool # MA4332, 2.00%, 5/1/2031	8,908	8,544
Pool # MA4367, 1.50%, 6/1/2031	12,263	11,590
Pool # BP3513, 2.00%, 6/1/2031	694	664
Pool # FS0868, 2.50%, 3/1/2032	1,850	1,778
Pool # MA4637, 3.00%, 6/1/2032	478	463
Pool # FS5461, 3.50%, 12/1/2032	2,396	2,370
Pool # MA5079, 5.00%, 6/1/2033	1,208	1,229
Pool # MA5117, 4.50%, 7/1/2033	922	928
Pool # MA5491, 5.00%, 9/1/2034	2,211	2,249
Pool # MA5654, 5.00%, 2/1/2035	4,432	4,505
FNMA UMBS, 15 Year
Pool # AJ5336, 3.00%, 11/1/2026	6	6
Pool # AK0971, 3.00%, 2/1/2027	9	8
Pool # AO0800, 3.00%, 4/1/2027	12	12
Pool # AP7842, 3.00%, 9/1/2027	10	10
Pool # AL3439, 4.00%, 9/1/2027	32	32
Pool # AL4307, 4.00%, 10/1/2028	138	138
Pool # AL6105, 4.00%, 12/1/2029	8	8
Pool # AZ0888, 3.50%, 7/1/2030	1,517	1,506
Pool # AZ8018, 3.00%, 9/1/2030	2,693	2,646
Pool # FM9465, 3.00%, 1/1/2031	1,722	1,700
Pool # AL9065, 3.00%, 9/1/2031	3,223	3,160
Pool # FM3524, 3.00%, 4/1/2032	3,245	3,192
Pool # BM5110, 3.00%, 9/1/2032	7,675	7,532
Pool # BN6225, 3.50%, 3/1/2034	2,015	1,994
Pool # CA4258, 2.50%, 10/1/2034	3,234	3,070
Pool # CA4263, 3.00%, 10/1/2034	3,069	2,982
Pool # FS4292, 3.00%, 2/1/2035	1,945	1,908
Pool # FS0870, 3.00%, 3/1/2035	20,630	20,194
Pool # MA3984, 2.50%, 4/1/2035	2,198	2,086
Pool # FS3924, 3.00%, 6/1/2035	12,599	12,348
Pool # FS4504, 3.50%, 9/1/2035	2,996	2,968
Pool # FS5951, 3.50%, 9/1/2035	3,076	3,051
Pool # FS4848, 3.00%, 7/1/2036	2,202	2,141
Pool # FS4430, 3.50%, 1/1/2037	2,607	2,580
Pool # FS6749, 3.50%, 1/1/2037	2,238	2,186
Pool # MA5122, 6.00%, 8/1/2038	7,253	7,517
Pool # FS7413, 6.00%, 10/1/2038	5,748	5,966
Pool # FA1567, 6.00%, 5/1/2040	12,543	13,073

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA UMBS, 20 Year
Pool # 256714, 5.50%, 5/1/2027	18	19
Pool # MA0214, 5.00%, 10/1/2029	257	260
Pool # AD5474, 5.00%, 5/1/2030	85	86
Pool # MA0534, 4.00%, 10/1/2030	42	42
Pool # AL4165, 4.50%, 1/1/2031	234	234
Pool # MA0804, 4.00%, 7/1/2031	51	51
Pool # MA0792, 4.50%, 7/1/2031	440	444
Pool # MA3894, 4.00%, 9/1/2031	65	65
Pool # 890653, 4.50%, 1/1/2032	203	204
Pool # AL5958, 4.00%, 3/1/2032	489	487
Pool # MA1037, 3.00%, 4/1/2032	473	461
Pool # AL1722, 4.50%, 4/1/2032	38	38
Pool # AB5811, 3.00%, 8/1/2032	749	726
Pool # AL7474, 3.50%, 10/1/2032	443	435
Pool # MA1270, 2.50%, 11/1/2032	330	317
Pool # AL3190, 4.00%, 12/1/2032	204	203
Pool # AU5910, 3.50%, 9/1/2033	3,967	3,896
Pool # MA1802, 3.00%, 1/1/2034	415	400
Pool # BM4298, 3.50%, 4/1/2034	7,249	7,121
Pool # AL8051, 4.00%, 5/1/2034	1,863	1,850
Pool # AL5373, 4.50%, 5/1/2034	224	226
Pool # MA1922, 4.00%, 6/1/2034	11,667	11,655
Pool # BM4606, 4.00%, 1/1/2036	7,438	7,416
Pool # MA2587, 3.50%, 4/1/2036	1,349	1,318
Pool # FM2477, 3.00%, 5/1/2036	1,743	1,692
Pool # MA2610, 3.00%, 5/1/2036	11,838	11,339
Pool # AS7789, 3.00%, 8/1/2036	2,387	2,285
Pool # FM6297, 3.50%, 12/1/2036	1,871	1,832
Pool # FS0448, 3.00%, 1/1/2037	4,435	4,308
Pool # BM1370, 3.00%, 4/1/2037	1,149	1,096
Pool # BJ2544, 3.00%, 12/1/2037	850	807
Pool # FM2922, 3.00%, 2/1/2038	1,250	1,215
Pool # FM8386, 3.00%, 6/1/2038	1,792	1,730
Pool # FS4583, 4.00%, 6/1/2038	1,295	1,289
Pool # FS1689, 4.50%, 4/1/2039	968	977
Pool # FS4048, 4.50%, 4/1/2039	7,761	7,835
Pool # FS4490, 4.00%, 7/1/2039	7,574	7,507
Pool # MA5205, 6.00%, 11/1/2043	23,109	23,780
Pool # FS9723, 6.00%, 9/1/2044	20,120	20,681
Pool # FA0954, 6.00%, 1/1/2045	2,668	2,751
FNMA UMBS, 30 Year
Pool # 250511, 6.50%, 3/1/2026	—	—
Pool # 555889, 8.00%, 12/1/2030	2	2
Pool # 254548, 5.50%, 12/1/2032	433	450
Pool # 555458, 5.50%, 5/1/2033	870	891
Pool # AB0054, 4.50%, 12/1/2034	1,161	1,165
Pool # 735503, 6.00%, 4/1/2035	666	698

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 745275, 5.00%, 2/1/2036	1,207	1,242
Pool # 889118, 5.50%, 4/1/2036	1,275	1,309
Pool # 889209, 5.00%, 5/1/2036	63	64
Pool # 745948, 6.50%, 10/1/2036	106	112
Pool # 889494, 5.50%, 1/1/2037	91	95
Pool # AD0249, 5.50%, 4/1/2037	864	889
Pool # 995024, 5.50%, 8/1/2037	141	147
Pool # FS4003, 5.50%, 8/1/2037	4,831	4,957
Pool # 950302, 7.00%, 8/1/2037	223	235
Pool # 888890, 6.50%, 10/1/2037	306	325
Pool # 929005, 6.00%, 1/1/2038	222	234
Pool # 995049, 5.50%, 2/1/2038	2,828	2,979
Pool # 890268, 6.50%, 10/1/2038	548	581
Pool # 995149, 6.50%, 10/1/2038	339	360
Pool # AL7521, 5.00%, 6/1/2039	169	172
Pool # AC3237, 5.00%, 10/1/2039	93	96
Pool # AB2025, 5.00%, 1/1/2040	215	215
Pool # AD6431, 4.50%, 6/1/2040	93	95
Pool # AK6740, 4.00%, 3/1/2042	1,081	1,068
Pool # AO7185, 4.00%, 9/1/2042	578	566
Pool # AL7590, 3.50%, 10/1/2045	507	482
Pool # FS5552, 5.00%, 12/1/2047	4,555	4,635
Pool # FS8687, 5.50%, 8/1/2048	4,142	4,330
Pool # FS6870, 5.50%, 11/1/2052	3,204	3,343
FNMA, 30 Year Pool # 801357, 5.50%, 8/1/2034	23	23
FNMA, Other
Pool # AN0254, 2.97%, 12/1/2025	4,611	4,598
Pool # AN1461, 2.59%, 5/1/2026	10,000	9,915
Pool # AN1613, 2.55%, 7/1/2026	8,856	8,759
Pool # BL4482, 2.19%, 11/1/2026	9,816	9,647
Pool # AM8146, 2.78%, 2/1/2027	6,981	6,892
Pool # AN5041, 3.08%, 3/1/2027	4,945	4,897
Pool # AN6585, 2.84%, 9/1/2027	6,359	6,248
Pool # AN6586, 2.84%, 9/1/2027	5,818	5,718
Pool # AN7169, 2.83%, 10/1/2027	5,207	5,120
Pool # BL9763, 1.24%, 12/1/2027	2,500	2,375
Pool # AB7351, 2.50%, 12/1/2027	151	149
Pool # AQ8837, 2.50%, 12/1/2027	103	102
Pool # AQ9357, 2.50%, 1/1/2028	50	50
Pool # AN8048, 3.08%, 1/1/2028	3,160	3,127
Pool # AQ9760, 2.50%, 2/1/2028	251	247
Pool # MA1360, 2.50%, 2/1/2028	314	309
Pool # BS1625, 1.35%, 4/1/2028	4,881	4,612
Pool # BS8763, 4.50%, 6/1/2028	1,335	1,356
Pool # BS9129, 4.39%, 7/1/2028	3,798	3,847
Pool # MA1557, 3.00%, 8/1/2028	58	57
Pool # AN9814, 3.63%, 8/1/2028	3,462	3,436
Pool # BS9300, 4.46%, 8/1/2028	4,840	4,916

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS9278, 4.65%, 8/1/2028	1,444	1,466
Pool # BS9323, 4.86%, 8/1/2028	1,224	1,254
Pool # BS9062, 4.54%, 9/1/2028	5,425	5,510
Pool # BS9590, 4.82%, 9/1/2028	7,345	7,509
Pool # BS9454, 5.34%, 9/1/2028	4,500	4,661
Pool # BZ0016, 5.55%, 12/1/2028	5,000	5,214
Pool # BZ0809, 4.89%, 4/1/2029	1,249	1,283
Pool # BZ0931, 4.71%, 5/1/2029	8,886	9,083
Pool # BZ1385, 4.65%, 7/1/2029	2,000	2,048
Pool # BM7222, 3.50%, 10/1/2029	1,822	1,808
Pool # BZ3364, 4.77%, 3/1/2030	10,000	10,311
Pool # BZ3685, 4.28%, 4/1/2030	11,689	11,819
Pool # BZ3496, 4.48%, 4/1/2030	25,386	25,865
Pool # BZ3670, 4.45%, 5/1/2030	10,000	10,190
Pool # BZ4177, 5.02%, 6/1/2030	2,969	3,087
Pool # BZ5465, 4.31%, 11/1/2030	3,125	3,166
Pool # BM7221, 3.00%, 2/1/2031	3,023	2,988
Pool # BK4847, 2.50%, 4/1/2033	165	159
Pool # BM6947, 3.50%, 7/1/2033	2,158	2,130
Pool # AL6151, 3.50%, 8/1/2034	7,254	7,094
Pool # BM6595, 4.00%, 6/1/2037	1,461	1,455
Pool # BF0077, 4.50%, 3/1/2039	7,153	7,181
Pool # BF0194, 4.50%, 7/1/2040	1,727	1,734
Pool # BF0238, 4.50%, 8/1/2041	9,804	9,920
Pool # MA0896, 4.00%, 11/1/2041	271	261
Pool # MA1188, 3.00%, 9/1/2042	1,309	1,194
Pool # MA1349, 3.00%, 2/1/2043	1,344	1,226
Pool # MA1371, 3.00%, 3/1/2043	441	402
Pool # MA1433, 3.00%, 5/1/2043	579	528
Pool # MA1510, 4.00%, 7/1/2043	603	591
Pool # AL6167, 3.50%, 1/1/2044	923	881
Pool # BM3994, 3.50%, 1/1/2044	1,187	1,134
Pool # AL6854, 3.00%, 2/1/2044	1,687	1,566
Pool # AL7826, 3.50%, 1/1/2046	1,210	1,174
Pool # MA2621, 3.50%, 5/1/2046	289	270
Pool # MA2744, 3.50%, 9/1/2046	701	655
Pool # AL9060, 5.55%, 4/1/2047	3,243	3,408
Pool # BH8493, 3.00%, 11/1/2047	906	809
Pool # MA3197, 3.00%, 11/1/2047	465	415
Pool # BF0362, 5.50%, 1/1/2048	7,546	7,866
Pool # BM5053, 3.00%, 4/1/2048	348	318
Pool # BF0371, 5.00%, 7/1/2048	1,313	1,347
Pool # BF0573, 5.50%, 12/1/2048	9,933	10,160
Pool # BM6073, 3.00%, 7/1/2049	770	705
Pool # MA3913, 3.00%, 1/1/2050	886	783
Pool # CA5133, 3.00%, 2/1/2050	426	373
Pool # CA5979, 3.00%, 5/1/2050	364	319
Pool # MA4029, 3.00%, 5/1/2050	365	320

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA4057, 2.50%, 6/1/2050	688	578
Pool # CA6065, 3.00%, 6/1/2050	340	298
Pool # MA4058, 3.00%, 6/1/2050	284	249
Pool # CA6385, 3.00%, 7/1/2050	394	345
GNMA I, 15 Year Pool # 783929, 4.00%, 5/15/2026	—	—
GNMA I, 30 Year
Pool # 423946, 9.00%, 10/15/2026	—	—
Pool # 786458, 5.50%, 3/15/2033	2,079	2,147
Pool # 784278, 5.50%, 1/15/2034	1,637	1,694
Pool # 687926, 6.50%, 9/15/2038	730	772
Pool # 785282, 4.25%, 10/15/2040	6,684	6,605
Pool # 785859, 5.50%, 6/15/2041	18,757	19,525
Pool # AE7700, 3.50%, 8/15/2043	348	328
GNMA II
Pool # 8790, ARM, 5.63%, 1/20/2026 (b)	—	—
Pool # 80053, ARM, 5.63%, 3/20/2027 (b)	—	—
Pool # 80152, ARM, 5.63%, 1/20/2028 (b)	—	—
GNMA II, 15 Year
Pool # 5136, 4.00%, 8/20/2026	3	3
Pool # 5208, 3.00%, 10/20/2026	86	85
Pool # 5277, 3.50%, 1/20/2027	19	19
Pool # MA3495, 2.50%, 3/20/2031	4,972	4,834
Pool # MA3638, 2.50%, 5/20/2031	2,718	2,638
GNMA II, 30 Year
Pool # 2285, 8.00%, 9/20/2026	—	—
Pool # 2499, 8.00%, 10/20/2027	—	—
Pool # 2525, 8.00%, 12/20/2027	—	—
Pool # 2646, 7.50%, 9/20/2028	1	1
Pool # 4224, 7.00%, 8/20/2038	361	382
Pool # 4245, 6.00%, 9/20/2038	500	537
Pool # 4247, 7.00%, 9/20/2038	665	693
Pool # MA8619, 6.50%, 11/20/2038	2,243	2,363
Pool # MA8918, 5.50%, 12/20/2038	1,398	1,461
GNMA II, Other Pool # MA6081, 3.50%, 8/20/2049	601	544
Total Mortgage-Backed Securities (Cost $877,857)		883,341
Commercial Mortgage-Backed Securities — 2.3%
Commercial Mortgage Trust
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,907	2,774
Series 2015-CR26, Class B, 4.76%, 10/10/2048 (b)	1,559	1,536
CSTL Commercial Mortgage Trust Series 2025-GATE2, Class A, 4.56%, 11/10/2042 (a) (b)	26,965	26,966
DLIC Re-REMIC Trust
Series 2025-FRR1, Class AK57, 1.49%, 8/27/2049 ‡ (a) (b)	18,426	17,875
Series 2025-FRR1, Class BK57, 1.52%, 8/27/2049 ‡ (a) (b)	6,768	6,543
FHLMC MSCR Trust Series 2025-MN12, Class M1, 5.83%, 11/25/2045 (a) (b)	7,500	7,500
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KC07, Class A7, 2.51%, 10/25/2026	2,003	1,978
Series K068, Class X1, IO, 0.41%, 8/25/2027 (b)	62,812	370

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K740, Class X1, IO, 0.72%, 9/25/2027 (b)	100,306	1,070
Series K506, Class A1, 4.65%, 5/25/2028	1,162	1,180
Series K507, Class A2, 4.80%, 9/25/2028 (b)	2,500	2,560
Series K512, Class A2, 5.00%, 11/25/2028	12,000	12,352
Series KG04, Class A1, 0.85%, 6/25/2030	3,251	3,027
Series K114, Class X1, IO, 1.11%, 6/25/2030 (b)	39,396	1,690
FNMA ACES Series 2020-M10, Class X1, IO, 1.90%, 12/25/2030 (b)	53,651	3,146
FREMF Mortgage Trust
Series 2019-K735, Class B, 4.16%, 5/25/2026 (a) (b)	15,980	15,883
Series 2016-K54, Class B, 4.26%, 4/25/2048 (a) (b)	1,500	1,494
Series 2016-K53, Class B, 4.28%, 3/25/2049 (a) (b)	27,760	27,672
Series 2016-K55, Class B, 4.31%, 4/25/2049 (a) (b)	9,100	9,063
Series 2016-K57, Class B, 4.07%, 8/25/2049 (a) (b)	12,794	12,707
Series 2017-K62, Class B, 4.01%, 1/25/2050 (a) (b)	5,500	5,456
Series 2017-K71, Class B, 3.88%, 11/25/2050 (a) (b)	1,000	984
Series 2019-K734, Class B, 4.29%, 2/25/2051 (a) (b)	3,400	3,386
Series 2018-K79, Class B, 4.35%, 7/25/2051 (a) (b)	8,000	7,934
Series 2019-K90, Class B, 4.47%, 2/25/2052 (a) (b)	13,582	13,564
Series 2020-K105, Class B, 3.53%, 3/25/2053 (a) (b)	7,245	6,988
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.26%, 7/15/2048 (b)	9,000	7,155
Series 2015-C31, Class C, 4.69%, 8/15/2048 (b)	2,750	2,146
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	3,717	3,660
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 4.87%, 4/15/2038 (a) (b)	432	432
Series 2021-MHC, Class D, 5.67%, 4/15/2038 (a) (b)	2,000	1,999
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (b)	4,140	3,955
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	3,118	3,021
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	4,980
PRM5 Trust Series 2025-PRM5, Class A, 4.62%, 3/10/2033 (a) (b)	4,655	4,649
PRM7 Trust Series 2025-PRM7, Class A, 4.51%, 11/10/2042 (a) (b)	24,320	24,071
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	16,000	16,502
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 5.32%, 2/15/2040 (a) (b)	2,673	2,676
Series 2017-C41, Class A2, 2.59%, 11/15/2050	1,136	1,112
Total Commercial Mortgage-Backed Securities (Cost $275,172)		272,056
	SHARES (000)
Short-Term Investments — 10.9%
Investment Companies — 4.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (f) (g) (Cost $585,085)	585,085	585,085

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 6.0%
U.S. Treasury Bills
4.21%, 1/8/2026 (h) (i)	16,906	16,838
3.80%, 8/6/2026 (h)	722,355	704,827
Total U.S. Treasury Obligations (Cost $720,937)		721,665
Total Short-Term Investments (Cost $1,306,022)		1,306,750
Total Investments — 101.7% (Cost $12,068,683)		12,129,706
Liabilities in Excess of Other Assets — (1.7)%		(202,250)
NET ASSETS — 100.0%		11,927,456

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2025.
BA	Canadian Bankers' Acceptance Rate
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2025. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2025.

(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2025.

(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2025.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2025.
(h)	The rate shown is the effective yield as of November 30, 2025.
(i)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of November 30, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	13,648	03/31/2026	USD	2,850,513	(225)
Short Contracts
U.S. Treasury 10 Year Note	(1,491)	03/20/2026	USD	(168,996)	(357)
U.S. Treasury 10 Year Ultra Note	(811)	03/20/2026	USD	(94,228)	(376)
U.S. Treasury Long Bond	(111)	03/20/2026	USD	(13,036)	(102)
U.S. Treasury Ultra Bond	(1)	03/20/2026	USD	(121)	(1)
U.S. Treasury 5 Year Note	(4,356)	03/31/2026	USD	(478,139)	(607)
(1,443)
(1,668)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2025.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,922,279	$89,303	$3,011,582
Collateralized Mortgage Obligations	—	1,913,969	37,388	1,951,357
Commercial Mortgage-Backed Securities	—	247,638	24,418	272,056
Corporate Bonds
Automobiles	—	80,582	—	80,582
Banks	—	1,645,294	—	1,645,294
Capital Markets	—	370,228	—	370,228
Construction & Engineering	—	12,300	—	12,300
Consumer Finance	—	129,143	—	129,143
Containers & Packaging	—	15,206	—	15,206
Electric Utilities	—	29,324	—	29,324
Entertainment	—	1,741	—	1,741
Financial Services	—	105,921	29,849	135,770
Health Care Providers & Services	—	4,316	—	4,316
Insurance	—	71,783	—	71,783
Multi-Utilities	—	20,766	—	20,766
Oil, Gas & Consumable Fuels	—	49,759	—	49,759
Semiconductors & Semiconductor Equipment	—	12,324	—	12,324
Wireless Telecommunication Services	—	17,320	—	17,320
Total Corporate Bonds	—	2,566,007	29,849	2,595,856
Mortgage-Backed Securities	—	883,341	—	883,341
U.S. Treasury Obligations	—	2,108,764	—	2,108,764
Short-Term Investments
Investment Companies	585,085	—	—	585,085
U.S. Treasury Obligations	—	721,665	—	721,665
Total Short-Term Investments	585,085	721,665	—	1,306,750
Total Investments in Securities	$585,085	$11,363,663	$180,958	$12,129,706
Depreciation in Other Financial Instruments
Futures Contracts	$(1,668)	$—	$—	$(1,668)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2025	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2025
Investments in Securities:
Asset-Backed Securities	$47,326	$—	$442	$25	$49,345	$(7,835)	$—	$—	$89,303
Collateralized Mortgage Obligations	15,639	—	16	18	28,780	(3,982)	—	(3,083)	37,388
Commercial Mortgage-Backed Securities	—	—	102	5	24,311	—	—	—	24,418
Corporate Bonds	—	—	—	—	31,207	(1,358)	—	—	29,849
Total	$62,965	$—	$560	$48	$133,643	$(13,175)	$—	$(3,083)	$180,958

[1]	Purchases include all purchases of securities and securities received in corporate actions.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2025 (Unaudited) (continued)
(Dollar values in thousands)
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2025, which were valued using significant unobservable inputs (level 3) amounted to $560.
There were no significant transfers into or out of level 3 for the period ended November 30, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2025	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$39,616	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.87%)
			Yield (Discount Rate of Cash Flows)	4.89% - 5.58% (5.25%)
Asset-Backed Securities	39,616
	23,276	Discounted Cash Flow	Constant Prepayment Rate	100.00% - 100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	5.20% - 5.89% (5.30%)
Collateralized Mortgage Obligations	23.276
Total	$62,892

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2025, the value of these investments was $118,066. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2025	Shares at November 30, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 3.85% (a) (b)	$158,186	$3,215,936	$2,789,037	$—	$—	$585,085	585,085	$10,473	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2025.